UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,015.20	$ 4.65
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.18	$ 4.66

* Expenses are equal to the Fund's annualized expense ratio of .93%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2006
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	14.8	17.9
Russia	11.4	5.8
Philippines	9.4	6.1
Mexico	7.9	8.2
United States of America	7.3	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	14.4	17.3
Russian Federation	10.1	3.9
Philippine Republic	9.4	6.1
United Mexican States	7.9	8.0
Venezuelan Republic	6.9	6.6
	48.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
Corporate Bonds 17.3%	Corporate Bonds 12.9%
Government Obligations 76.7%	Government Obligations 75.0%
Stocks 0.1%	Stocks 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 11.7%

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.3%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.5%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 9,420,000	$ 9,325,800
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		8,302,000	9,152,955
Brazil - 0.4%
Braskem SA 11.75% 1/22/14 (f)		4,335,000	4,876,875
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (e)		2,802,014	2,798,512
TOTAL BRAZIL			7,675,387
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		5,130,000	5,463,450
Egypt - 0.1%
Telecom Egypt SAE 10.7% 2/4/10 (g)	EGP	14,855,300	2,550,310
Germany - 3.3%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		8,920,000	9,232,200
Dresdner Bank AG 10.375% 8/17/09 (f)		7,105,000	7,575,351
Gazstream SA 5.625% 7/22/13 (f)		39,267,232	38,089,215
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		7,530,000	7,304,100
TOTAL GERMANY			62,200,866
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	110,500
0% 7/5/01 (Reg. S) (c)		1,335,000	33,375
TOTAL INDONESIA			143,875
Korea (South) - 0.5%
Hanarotelecom, Inc. 7% 2/1/12 (f)		8,855,000	8,367,975
Luxembourg - 1.5%
Millicom International Cellular SA 10% 12/1/13		8,525,000	9,462,750
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		5,520,000	5,513,376
8.375% 10/14/10 (f)		4,110,000	4,105,068
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		6,535,000	6,502,325
RSHB Capital SA 7.175% 5/16/13 (f)		2,190,000	2,168,100
TOTAL LUXEMBOURG			27,751,619
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Malaysia - 2.8%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		$ 8,950,000	$ 10,132,268
Petronas Capital Ltd.:
7% 5/22/12		29,715,000	31,126,997
7.875% 5/22/22 (Reg. S)		10,625,000	12,140,826
TOTAL MALAYSIA			53,400,091
Netherlands - 0.5%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		10,610,000	10,212,125
Russia - 1.3%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		14,110,000	14,551,643
OAO Gazprom 9.625% 3/1/13		8,400,000	9,639,000
TOTAL RUSSIA			24,190,643
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		3,855,000	4,028,475
United Kingdom - 0.4%
Credit Suisse First Boston International 8% 11/6/15 (f)		7,550,000	7,087,336
United States of America - 4.8%
Pemex Project Funding Master Trust:
5.8706% 12/3/12 (f)(g)		4,985,000	4,965,060
7.375% 12/15/14		12,720,000	13,127,040
7.75% 9/28/49		26,220,000	25,664,136
7.875% 2/1/09 (g)		9,390,000	9,742,125
8.625% 2/1/22		16,160,000	18,180,000
9.125% 10/13/10		17,415,000	19,134,731
TOTAL UNITED STATES OF AMERICA			90,813,092
Venezuela - 0.2%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		1,602,694	1,590,674
8.22% 4/1/17 (f)		3,105,000	2,949,750
TOTAL VENEZUELA			4,540,424
TOTAL NONCONVERTIBLE BONDS (Cost $339,371,384)			326,904,423
Government Obligations - 76.7%
		Principal Amount (d)	Value (Note 1)
Argentina - 1.9%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 8,661,349	$ 7,708,600
par 1.33% 12/31/38 (g)		27,225,000	9,801,000
4.889% 8/3/12 (g)		19,875,625	18,408,683
TOTAL ARGENTINA			35,918,283
Brazil - 14.4%
Brazilian Federative Republic:
7.125% 1/20/37		9,855,000	9,298,193
7.875% 3/7/15		8,980,000	9,406,550
8% 1/15/18		23,470,000	24,807,790
8.25% 1/20/34		7,560,000	7,968,240
8.75% 2/4/25		27,410,000	30,013,950
8.875% 10/14/19		12,625,000	14,064,250
8.875% 4/15/24		14,130,000	15,684,300
10% 8/7/11		8,605,000	9,831,213
10.5% 7/14/14		10,600,000	12,757,100
11% 1/11/12		8,000,000	9,540,000
11% 8/17/40		36,070,000	44,762,870
12% 4/15/10		26,850,000	31,776,975
12.25% 3/6/30		11,050,000	16,133,000
12.75% 1/15/20		13,455,000	19,173,375
14.5% 10/15/09		13,855,000	17,200,983
TOTAL BRAZIL			272,418,789
Colombia - 1.9%
Colombian Republic:
6.97% 11/16/15 (g)		4,020,000	4,114,470
8.125% 5/21/24		2,480,000	2,517,200
8.25% 12/22/14		3,590,000	3,769,500
10% 1/23/12		6,595,000	7,452,350
10.75% 1/15/13		8,030,000	9,443,280
11.75% 2/25/20		6,976,000	9,208,320
TOTAL COLOMBIA			36,505,120
Dominican Republic - 1.5%
Dominican Republic:
9.04% 1/23/18 (f)		7,610,009	8,009,535
9.5% 9/27/11		18,316,218	19,415,191
TOTAL DOMINICAN REPUBLIC			27,424,726
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Ecuador - 1.4%
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)		$ 14,840,000	$ 14,283,500
9.375% 12/15/15 (f)		8,705,000	8,617,950
12% 11/15/12 (f)		826,200	846,029
12% 11/15/12 (Reg. S)		2,588,760	2,650,890
TOTAL ECUADOR			26,398,369
El Salvador - 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		4,230,000	4,568,400
Indonesia - 1.5%
Indonesian Republic:
6.75% 3/10/14		5,345,000	5,264,825
7.5% 1/15/16 (f)		17,505,000	17,833,219
8.5% 10/12/35 (f)		5,095,000	5,464,388
TOTAL INDONESIA			28,562,432
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (f)		27,705,000	18,562,350
Ivory Coast - 0.4%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		13,779,750	3,582,735
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		18,185,000	4,728,100
TOTAL IVORY COAST			8,310,835
Lebanon - 2.4%
Lebanon, Republic of:
8.5669% 11/30/09 (f)(g)		10,940,000	11,445,975
8.5669% 11/30/09 (g)		7,275,000	7,611,469
10.125% 8/6/08		5,380,000	5,712,538
10.25% 10/6/09 (Reg. S)		8,460,000	9,221,400
11.625% 5/11/16 (Reg. S)		9,410,000	11,644,875
TOTAL LEBANON			45,636,257
Mexico - 7.9%
United Mexican States:
5.625% 1/15/17		10,160,000	9,438,640
5.875% 1/15/14		13,485,000	13,080,450
6.625% 3/3/15		9,673,000	9,769,730
6.75% 9/27/34		7,500,000	7,237,500
7.5% 4/8/33		14,610,000	15,523,125
8.125% 12/30/19		17,900,000	20,227,000
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - continued
United Mexican States: - continued
8.3% 8/15/31		$ 30,975,000	$ 35,776,125
11.375% 9/15/16		9,575,000	13,022,000
11.5% 5/15/26		17,480,000	25,634,420
TOTAL MEXICO			149,708,990
Nigeria - 0.4%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		7,133,905	6,704,048
warrants 11/15/20 (a)(h)		4,000	260,000
TOTAL NIGERIA			6,964,048
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.75% 2/19/09		3,405,000	3,319,875
7.125% 3/31/16 (f)		4,080,000	3,774,000
TOTAL PAKISTAN			7,093,875
Panama - 1.3%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,182,050
7.25% 3/15/15		4,980,000	5,029,800
8.875% 9/30/27		7,220,000	8,194,700
9.625% 2/8/11		6,156,000	6,802,380
TOTAL PANAMA			25,208,930
Peru - 2.3%
Peruvian Republic:
7.35% 7/21/25		8,060,000	7,697,300
9.125% 2/21/12		8,435,000	9,341,763
9.875% 2/6/15		9,925,000	11,612,250
euro Brady past due interest 5% 3/7/17 (g)		14,741,400	14,225,451
TOTAL PERU			42,876,764
Philippines - 9.4%
Philippine Republic:
8.375% 2/15/11		17,885,000	18,622,756
8.875% 3/17/15		18,555,000	20,085,788
9% 2/15/13		52,160,000	56,137,200
9.375% 1/18/17		12,390,000	13,752,900
9.5% 2/2/30		24,310,000	27,804,563
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 20,625,000	$ 23,770,313
10.625% 3/16/25		14,015,000	17,378,600
TOTAL PHILIPPINES			177,552,120
Russia - 10.1%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		121,717,500	129,629,131
11% 7/24/18 (Reg. S)		23,437,000	32,284,468
12.75% 6/24/28 (Reg. S)		16,957,000	28,614,938
TOTAL RUSSIA			190,528,537
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		5,575,000	4,641,188
South Africa - 1.1%
South African Republic:
7.375% 4/25/12		7,125,000	7,410,000
8.5% 6/23/17		2,395,000	2,727,306
9.125% 5/19/09		5,950,000	6,381,375
13% 8/31/10	ZAR	28,370,000	4,574,138
TOTAL SOUTH AFRICA			21,092,819
Turkey - 4.6%
Turkish Republic:
8% 2/14/34		4,525,000	4,259,156
11% 1/14/13		28,405,000	32,417,206
11.5% 1/23/12		11,560,000	13,221,750
11.75% 6/15/10		21,910,000	24,648,750
11.875% 1/15/30		9,610,000	13,117,650
TOTAL TURKEY			87,664,512
Ukraine - 1.8%
City of Kiev 8.75% 8/8/08		8,315,000	8,460,513
Ukraine Government:
(Reg. S) 6.875% 3/4/11		3,855,000	3,768,263
8.235% 8/5/09 (g)		20,505,000	21,478,988
TOTAL UKRAINE			33,707,764
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
United States of America - 2.5%
U.S. Treasury Bonds 4.5% 2/15/36		$ 20,000,000	$ 17,932,820
U.S. Treasury Notes 5.125% 5/15/16		30,000,000	29,964,840
TOTAL UNITED STATES OF AMERICA			47,897,660
Uruguay - 0.6%
Uruguay Republic:
7.25% 2/15/11		2,650,000	2,650,000
7.5% 3/15/15		5,870,000	5,664,550
9.25% 5/17/17		3,315,000	3,596,775
TOTAL URUGUAY			11,911,325
Venezuela - 6.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(h)		168,700	5,735,800
5.375% 8/7/10		9,985,000	9,470,773
6.09% 4/20/11 (g)		18,365,000	18,319,088
7% 12/1/18 (Reg. S)		6,245,000	5,995,200
7.65% 4/21/25		9,445,000	9,397,775
8.5% 10/8/14		17,235,000	18,355,275
9.25% 9/15/27		22,045,000	25,957,988
9.375% 1/13/34		5,800,000	6,815,000
10.75% 9/19/13		10,220,000	12,141,360
13.625% 8/15/18		12,818,000	18,265,650
TOTAL VENEZUELA			130,453,909
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		7,970,000	7,890,300
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,433,078,793)			1,449,498,302
Common Stocks - 0.1%
		Shares
Bermuda - 0.1%
APP China Group Ltd. (a) (Cost $2,050,145)		42,508	1,700,320
Sovereign Loan Participations - 0.2%
		Principal Amount (d)	Value (Note 1)
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 5.6825% 1/2/09 (g) (Cost $3,662,396)		$ 3,687,857	$ 3,683,247
Money Market Funds - 5.2%
		Shares
Fidelity Cash Central Fund, 5.11% (b) (Cost $99,189,941)		99,189,941	99,189,941
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount
Argentina - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $54,425,000 notional amount of Argentine Republic par 1.33% 12/31/38 (Cost $1,415,050)	June 2007/ 32.75	$ 19,593,000	2,557,975
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,878,767,709)	1,883,534,208
NET OTHER ASSETS - 0.4%	7,164,023
NET ASSETS - 100%	$ 1,890,698,231
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $219,661,468 or 11.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,484,323
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	2.5%
AAA,AA,A	3.1%
BBB	26.2%
BB	29.3%
B	28.1%
CCC,CC,C	1.4%
Not Rated	3.3%
Equities	0.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	5.6%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,779,577,768)	$ 1,784,344,267
Affiliated Central Funds (cost $99,189,941)	99,189,941
Total Investments (cost $1,878,767,709)		$ 1,883,534,208
Cash		1,192,562
Receivable for investments sold		10,086,940
Receivable for fund shares sold		2,407,240
Dividends receivable		396,401
Interest receivable		41,950,336
Prepaid expenses		2,951
Other receivables		47,180
Total assets		1,939,617,818

Liabilities
Payable for investments purchased	$ 44,257,470
Payable for fund shares redeemed	2,273,702
Distributions payable	866,327
Accrued management fee	1,065,034
Other affiliated payables	323,698
Other payables and accrued expenses	133,356
Total liabilities		48,919,587

Net Assets		$ 1,890,698,231
Net Assets consist of:
Paid in capital		$ 1,847,765,179
Undistributed net investment income		4,165,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,000,989
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,766,407
Net Assets, for 133,305,164 shares outstanding		$ 1,890,698,231
Net Asset Value, offering price and redemption price per share ($1,890,698,231 ÷ 133,305,164 shares)		$ 14.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 1,571,689
Interest		60,910,964
Income from affiliated Central Funds		1,484,323
Total income		63,966,976

Expenses
Management fee	$ 6,397,066
Transfer agent fees	1,512,947
Accounting fees and expenses	406,790
Independent trustees' compensation	3,605
Custodian fees and expenses	239,912
Registration fees	97,841
Audit	54,443
Legal	53,188
Miscellaneous	6,724
Total expenses before reductions	8,772,516
Expense reductions	(132,940)	8,639,576
Net investment income		55,327,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,962,383
Foreign currency transactions	(891,035)
Total net realized gain (loss)		40,071,348
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,463,792)
Assets and liabilities in foreign currencies	229,984
Total change in net unrealized appreciation (depreciation)		(72,233,808)
Net gain (loss)		(32,162,460)
Net increase (decrease) in net assets resulting from operations		$ 23,164,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,327,400	$ 88,180,878
Net realized gain (loss)	40,071,348	38,859,352
Change in net unrealized appreciation (depreciation)	(72,233,808)	29,850,780
Net increase (decrease) in net assets resulting from operations	23,164,940	156,891,010
Distributions to shareholders from net investment income	(53,154,730)	(87,968,958)
Distributions to shareholders from net realized gain	(7,526,790)	(55,353,202)
Total distributions	(60,681,520)	(143,322,160)
Share transactions Proceeds from sales of shares	527,475,386	883,963,469
Reinvestment of distributions	55,153,649	130,772,658
Cost of shares redeemed	(388,820,897)	(395,305,602)
Net increase (decrease) in net assets resulting from share transactions	193,808,138	619,430,525
Redemption fees	349,894	405,329
Total increase (decrease) in net assets	156,641,452	633,404,704

Net Assets
Beginning of period	1,734,056,779	1,100,652,075
End of period (including undistributed net investment income of $4,165,656 and undistributed net investment income of $1,992,986, respectively)	$ 1,890,698,231	$ 1,734,056,779
Other Information Shares
Sold	36,063,805	62,135,556
Issued in reinvestment of distributions	3,786,742	9,151,336
Redeemed	(26,776,425)	(27,845,898)
Net increase (decrease)	13,074,122	43,440,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.42	$ 14.33	$ 13.90	$ 11.32	$ 10.91	$ 11.39
Income from Investment Operations
Net investment income D	.422	.869	.857	.899	.868 F	1.242 F
Net realized and unrealized gain (loss)	(.199)	.638	.775	2.503	.435 F	(.527) F
Total from investment operations	.223	1.507	1.632	3.402	1.303	.715
Distributions from net investment income	(.406)	(.861)	(.880)	(.795)	(.909)	(1.207)
Distributions from net realized gain	(.060)	(.560)	(.330)	(.050)	-	-
Total distributions	(.466)	(1.421)	(1.210)	(.845)	(.909)	(1.207)
Redemption fees added to paid in capital D	.003	.004	.008	.023	.016	.012
Net asset value, end of period	$ 14.18	$ 14.42	$ 14.33	$ 13.90	$ 11.32	$ 10.91
Total Return B, C	1.52%	11.10%	12.50%	31.11%	12.62%	6.65%
Ratios to Average Net Assets E
Expenses before reductions	.93% A	.94%	.94%	.97%	1.00%	1.00%
Expenses net of fee waivers, if any	.93% A	.94%	.94%	.97%	1.00%	1.00%
Expenses net of all reductions	.91% A	.94%	.94%	.97%	1.00%	.99%
Net investment income	5.85% A	6.12%	6.26%	7.00%	7.90% F	11.04% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,890,698	$ 1,734,057	$ 1,100,652	$ 870,327	$ 425,175	$ 298,287
Portfolio turnover rate	127% A	196%	237%	270%	219%	259%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income (loss) of $.064 and $.064 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.48% and 11.61% to 7.90% and 11.04%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,097,064
Unrealized depreciation	(43,258,151)
Net unrealized appreciation (depreciation)	$ 4,838,913
Cost for federal income tax purposes	$ 1,878,695,295

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,397,226,216 and $1,077,480,398, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,726 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $103,274 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $6,405 and $23,261, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Markets Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity New Markets Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 53% means that 47% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New Markets Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2005. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group, which includes international and global bond funds in addition to emerging market debt funds. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMI-USAN-0806
1.787782.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,016.80	$ 3.80
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.03	$ 3.81

* Expenses are equal to the Fund's annualized expense ratio of .76%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund's annualized expense ratio.

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.7	17.6
Fannie Mae	8.4	7.1
Freddie Mac	4.4	3.6
Japan Government	2.2	1.9
Brazilian Federative Republic	2.1	2.4
	31.8
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	11.0	11.6
Telecommunication Services	7.1	7.5
Financials	5.5	5.5
Energy	4.8	4.4
Information Technology	4.0	3.3
Quality Diversification (% of fund's net assets) as of June 30, 2006
As of June 30, 2006	As of December 31, 2005
U.S.Government and U.S.Government Agency Obligations 27.9%	U.S.Government and U.S.Government Agency Obligations 28.9%
AAA, AA, A 12.8%	AAA, AA, A 12.5%
BBB 4.7%	BBB 5.6%
BB 17.5%	BB 14.9%
B 19.6%	B 21.3%
CCC, CC, C 6.7%	CCC, CC, C 6.8%
Not Rated 3.0%	Not Rated 3.7%
Equities 1.0%	Equities 1.5%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

The information in the above tables is based on the contained investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Corporate Bonds 36.0%		Corporate Bonds 37.9%
	U.S. Government and U.S. Government Agency Obligations 27.7%		U.S. Government and U.S. Government Agency Obligations 28.9%
	Foreign Government & Government Agency Obligations 21.9%		Foreign Government & Government Agency Obligations 21.6%
	Floating Rate Loans 5.5%		Floating Rate Loans 4.4%
	Stocks 1.0%		Stocks 1.5%
	Other Investments 1.1%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets*** 6.8%		Short-Term Investments and Net Other Assets**** 4.8%
* Foreign investments	33.3%	** Foreign investments	33.2%
*** Includes short-term foreign government obligations of .2%
**** Includes short-term foreign government obligations of .3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com.

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.7%
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 620	$ 525
Nonconvertible Bonds - 35.7%
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.6%
Affinia Group, Inc. 9% 11/30/14		4,780	4,350
Delco Remy International, Inc.:
9.375% 4/15/12		830	461
11% 5/1/09		980	573
Stoneridge, Inc. 11.5% 5/1/12		635	597
Tenneco, Inc. 8.625% 11/15/14		5,350	5,337
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,376	3,621
11% 2/15/13		2,439	2,671
United Components, Inc. 9.375% 6/15/13		610	604
Visteon Corp. 7% 3/10/14		3,180	2,608
			20,822
Automobiles - 0.1%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,100	1,358
Volkswagen Financial Services NV 5.5% 9/20/06	GBP	500	929
			2,287
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15 (f)		770	768
Hotels, Restaurants & Leisure - 2.1%
Carrols Corp. 9% 1/15/13		4,090	4,070
Festival Fun Parks LLC 10.875% 4/15/14 (f)		2,535	2,510
Galaxy Entertainment Finance Co. Ltd.:
9.875% 12/15/12 (f)		1,120	1,168
10.42% 12/15/10 (f)(g)		1,480	1,548
Gaylord Entertainment Co.:
6.75% 11/15/14		5,965	5,562
8% 11/15/13		2,055	2,076
Herbst Gaming, Inc. 8.125% 6/1/12		1,125	1,136
ITT Corp. 7.375% 11/15/15		2,850	2,893
Kerzner International Ltd. 6.75% 10/1/15		5,240	5,469
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		3,065	2,850
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,702
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mandalay Resort Group: - continued
6.5% 7/31/09		$ 2,865	$ 2,826
MGM MIRAGE:
6% 10/1/09		1,360	1,323
6.625% 7/15/15		4,030	3,768
6.75% 9/1/12		1,685	1,630
6.75% 4/1/13 (f)		2,110	2,028
6.875% 4/1/16 (f)		2,110	1,986
8.5% 9/15/10		275	286
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,865
MTR Gaming Group, Inc. 9% 6/1/12 (f)		900	918
Scientific Games Corp. 6.25% 12/15/12		880	823
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,925	1,935
7.875% 5/1/12		1,480	1,530
Station Casinos, Inc. 6% 4/1/12		2,740	2,555
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		8,065	6,392
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,571
Vail Resorts, Inc. 6.75% 2/15/14		6,165	5,918
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		1,435	976
9% 1/15/12		770	785
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		762	808
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,344
			75,251
Household Durables - 0.5%
D.R. Horton, Inc. 7.875% 8/15/11		200	209
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,330
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (g)		673	677
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		970	907
6.25% 1/15/15		1,490	1,307
7.75% 5/15/13		3,895	3,564
Kimball Hill, Inc. 10.5% 12/15/12		2,230	2,074
Meritage Homes Corp. 6.25% 3/15/15		2,590	2,176
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc.:
7.5% 1/15/15		$ 2,925	$ 2,442
10.375% 7/1/12		765	734
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		3,830	3,849
			19,269
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	931
Media - 4.1%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,769
CanWest Media, Inc. 8% 9/15/12		1,130	1,138
CCH I Holdings LLC/CCH I Capital Corp. 11.75% 5/15/14		1,400	889
CCH I LLC/CCH I Capital Corp. 11% 10/1/15		6,899	5,899
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		3,650	3,659
10.25% 9/15/10		3,770	3,751
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(g)		5,610	5,428
7.625% 4/1/11		3,575	3,566
7.625% 7/15/18		23,385	23,151
7.875% 2/15/18		14,855	14,855
EchoStar DBS Corp. 6.625% 10/1/14		10,955	10,270
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (e)		7,904	7,894
Haights Cross Communications, Inc. 12.5% 8/15/11 (d)		2,480	1,339
Houghton Mifflin Co.:
0% 10/15/13 (d)		7,215	5,952
8.25% 2/1/11		2,845	2,863
9.875% 2/1/13		9,435	9,718
iesy Repository GmbH 10.375% 2/15/15 (f)		3,210	3,050
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,375
8.5% 7/15/29		7,010	6,818
PanAmSat Corp.:
6.375% 1/15/08		920	913
9% 8/15/14		2,980	3,040
9% 6/15/16 (f)(l)		2,050	2,071
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		$ 4,230	$ 4,420
10.375% 9/1/14 (f)		10,205	11,251
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,040
Vertis, Inc.:
10.875% 6/15/09		3,925	3,856
13.5% 12/7/09 (f)		505	419
			147,394
Multiline Retail - 0.2%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,574
Neiman Marcus Group, Inc.:
9% 10/15/15 (f)		2,960	3,082
10.375% 10/15/15 (f)		1,825	1,925
			7,581
Specialty Retail - 0.2%
AutoNation, Inc.:
7% 4/15/14 (f)		1,300	1,268
7.0447% 4/15/13 (f)(g)		940	938
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (f)		4,140	4,016
			6,222
Textiles, Apparel & Luxury Goods - 0.4%
AAC Group Holding Corp. 0% 10/1/12 (d)		5,240	4,087
Levi Strauss & Co.:
8.875% 4/1/16 (f)		4,250	4,038
9.75% 1/15/15		5,185	5,211
			13,336
TOTAL CONSUMER DISCRETIONARY			293,861
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
6.875% 8/15/13		280	242
6.875% 12/15/28 (f)		1,915	1,408
7.7% 2/15/27		5,975	4,959
			6,609
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.4%
Dean Foods Co.:
6.625% 5/15/09		$ 40	$ 40
6.9% 10/15/17		1,050	984
Hines Nurseries, Inc. 10.25% 10/1/11		520	494
Michael Foods, Inc. 8% 11/15/13		610	599
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	1,015
NPI Merger Corp.:
9.23% 10/15/13 (f)(g)		665	677
10.75% 4/15/14 (f)		755	777
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		2,670	2,670
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)		4,290	3,475
Swift & Co.:
10.125% 10/1/09		850	863
12.5% 1/1/10		1,325	1,338
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	1,075	1,383
			14,315
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	326
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	686
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,450
TOTAL CONSUMER STAPLES			24,386
ENERGY - 4.4%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,755
Hanover Compressor Co.:
7.5% 4/15/13		500	484
8.625% 12/15/10		720	738
9% 6/1/14		2,720	2,808
Ocean Rig Norway AS 8.375% 7/1/13 (f)		1,330	1,363
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		9,190	10,404
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,602
			24,154
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.8%
ANR Pipeline, Inc. 7.375% 2/15/24		$ 2,700	$ 2,572
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (f)		1,210	1,210
Chaparral Energy, Inc. 8.5% 12/1/15 (f)		2,600	2,594
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	4,831
6.875% 11/15/20		3,935	3,640
7% 8/15/14		1,135	1,104
7.5% 6/15/14		1,115	1,112
7.625% 7/15/13		4,080	4,095
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,050
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,039
EXCO Resources, Inc. 7.25% 1/15/11		880	829
Forest Oil Corp. 8% 12/15/11		190	194
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,800	2,526
Grupo TMM SA de CV 10.5% 8/1/07 (f)		2,669	2,682
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,463
Houston Exploration Co. 7% 6/15/13		680	666
InterNorth, Inc. 9.625% 3/15/06 (c)		1,490	507
Massey Energy Co. 6.875% 12/15/13		2,370	2,204
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	1,000	1,108
Northwest Pipeline Corp.:
6.625% 12/1/07		305	305
8.125% 3/1/10		530	557
Pan American Energy LLC 7.125% 10/27/09 (f)		2,540	2,502
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	875
7.75% 9/28/49		13,360	13,077
8.625% 2/1/22		5,270	5,929
Petrobras Energia SA 9.375% 10/30/13		2,275	2,377
Petrohawk Energy Corp. 9.125% 7/15/13 (f)(l)		5,460	5,433
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		3,323	3,298
8.22% 4/1/17 (f)		4,100	3,895
Pogo Producing Co. 7.875% 5/1/13 (f)		2,395	2,401
Range Resources Corp. 7.375% 7/15/13		2,945	2,901
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,304
Southern Star Central Corp. 6.75% 3/1/16 (f)		1,460	1,391
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		$ 1,320	$ 1,274
Teekay Shipping Corp. 8.875% 7/15/11		3,235	3,381
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,178
7.5% 4/1/17		4,605	4,651
7.625% 4/1/37		1,550	1,492
8.375% 6/15/32		1,570	1,664
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	305
8.875% 7/15/12		1,400	1,547
Venoco, Inc. 8.75% 12/15/11		1,980	1,911
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,126
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		2,680	2,657
Williams Companies, Inc.:
7.625% 7/15/19		8,340	8,455
7.75% 6/15/31		335	331
7.875% 9/1/21		2,720	2,761
8.75% 3/15/32		1,790	1,949
YPF SA:
10% 11/2/28		3,845	4,388
yankee 9.125% 2/24/09		2,470	2,556
			135,297
TOTAL ENERGY			159,451
FINANCIALS - 4.7%
Capital Markets - 0.1%
Bank of Scotland International Australia Ltd. 4.4614% 9/7/06 (g)	CAD	1,500	1,344
E*TRADE Financial Corp. 7.375% 9/15/13		1,530	1,522
Mizuho Capital Investment Europe 1 Ltd. 5.02% (g)	EUR	750	941
			3,807
Commercial Banks - 1.2%
Australia & New Zealand Banking Group Ltd. 4.6186% 12/29/06 (g)	CAD	1,500	1,344
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (g)		2,620	2,574
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (g)	EUR	1,250	$ 1,542
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	5,235	2,432
Commonwealth Bank of Australia 4.4229% 11/28/06 (g)	CAD	1,500	1,344
Dresdner Bank AG 10.375% 8/17/09 (f)		6,310	6,728
European Investment Bank 4% 10/15/37	EUR	5,190	6,088
Kazkommerts International BV 5.125% 3/23/11	EUR	1,750	2,166
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		4,075	3,953
Rabobank Nederland 4.3286% 2/23/07 (g)	CAD	2,000	1,792
Shinsei Bank Ltd. 3.75% 2/23/16 (g)	EUR	1,200	1,475
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	530	649
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% 10/15/49 (g)	EUR	2,000	2,406
UBS Luxembourg SA 8% 2/11/10		2,950	2,939
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		5,550	5,855
			43,287
Consumer Finance - 1.4%
Ford Credit Europe PLC:
4.061% 9/30/09 (g)	EUR	1,750	2,032
5% 7/16/07	EUR	250	317
Ford Motor Credit Co. 6.625% 6/16/08		7,615	7,248
General Motors Acceptance Corp.:
6% 10/16/06	EUR	2,000	2,558
6.75% 12/1/14		10,360	9,531
6.875% 9/15/11		5,620	5,353
6.875% 8/28/12		6,705	6,317
8% 11/1/31		17,775	16,931
			50,287
Diversified Financial Services - 0.7%
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	15,000	13,467
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,347
Citigroup, Inc. 4.25% 2/25/30 (g)	EUR	1,500	1,715
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,901
MUFG Capital Finance 2 Ltd. 4.85% (g)	EUR	1,250	1,519
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
MUFG Capital Finance 3 Ltd. 2.68% (g)	JPY	150,000	$ 1,269
Red Arrow International Leasing 8.375% 6/30/12	RUB	33,077	1,254
			23,472
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (g)	GBP	850	1,503
Brit Insurance Holdings PLC 6.625% 12/9/30 (g)	GBP	525	929
Eureko BV 5.125% (g)	EUR	1,500	1,891
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (g)	EUR	2,000	2,386
Wuerttembergische Lebens AG 5.375% 6/1/26 (g)	EUR	800	986
			7,695
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		$ 4,460	4,527
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		6,150	6,013
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,567
8.625% 1/15/12		3,610	3,827
			15,934
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,810	3,662
8.125% 6/1/12		4,495	4,529
			8,191
Thrifts & Mortgage Finance - 0.5%
Residential Capital Corp.:
6.375% 6/30/10		7,020	6,924
6.875% 6/30/15		4,995	4,990
6.8983% 4/17/09 (f)(g)		6,200	6,177
			18,091
TOTAL FINANCIALS			170,764
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.6%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,405
CRC Health Group, Inc. 10.75% 2/1/16 (f)		1,840	1,872
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
5.75% 3/15/14		$ 1,000	$ 893
6.75% 7/15/13		2,040	1,951
LifeCare Holdings, Inc. 9.25% 8/15/13		2,045	1,432
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	412
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,916
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		2,490	2,639
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,193
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,722
			20,435
Life Sciences Tools & Services - 0.1%
Polypore, Inc. 8.75% 5/15/12		2,245	2,127
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,016
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,301
VWR International, Inc.:
6.875% 4/15/12		170	162
8% 4/15/14		480	468
			4,947
TOTAL HEALTH CARE			27,509
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Orbimage Holdings, Inc. 14.2% 7/1/12 (f)(g)		2,250	2,436
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		147	140
6.9% 7/2/18		949	897
8.312% 10/2/12		1,095	1,057
8.388% 5/1/22		70	68
9.798% 4/1/21		3,398	3,542
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		12,305	3,554
8.3% 12/15/29 (c)		1,855	538
10% 8/15/08 (c)		710	192
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		$ 1,190	$ 1,194
Northwest Airlines Corp. 10% 2/1/09 (c)		1,350	648
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		980	492
8.875% 6/1/06 (c)		1,240	595
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		452	138
7.95% 9/1/16		706	699
8.07% 1/2/15		2,012	1,951
NWA Trust 10.23% 6/21/14		288	276
			15,981
Building Products - 0.0%
ACIH, Inc. 0% 12/15/12 (d)(f)		315	250
NTK Holdings, Inc. 0% 3/1/14 (d)		585	423
			673
Commercial Services & Supplies - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	193
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,865
Allied Waste North America, Inc. 7.125% 5/15/16 (f)		3,000	2,835
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		220	194
9.25% 5/1/21		250	255
Mac-Gray Corp. 7.625% 8/15/15		850	854
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (f)		530	581
			7,777
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,590	1,598
Electrical Equipment - 0.3%
General Cable Corp. 9.5% 11/15/10		3,930	4,107
Polypore, Inc. 0% 10/1/12 (d)		7,860	5,227
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	843
			10,177
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (f)		1,410	1,445
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 7.125% 3/1/28		$ 2,195	$ 2,081
Invensys PLC 9.875% 3/15/11 (f)		285	309
			3,835
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		723	792
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		1,774	1,526
OMI Corp. 7.625% 12/1/13		4,965	4,953
Ultrapetrol Bahamas Ltd. 9% 11/24/14		2,360	2,124
			9,395
Road & Rail - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(g)		480	481
7.625% 5/15/14 (f)		1,250	1,219
7.75% 5/15/16 (f)		1,190	1,157
Hertz Corp. 8.875% 1/1/14 (f)		3,840	3,936
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,417
9.5% 10/1/08		1,715	1,792
TFM SA de CV:
9.375% 5/1/12		5,360	5,682
yankee 10.25% 6/15/07		2,451	2,525
			20,209
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13		700	707
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)		8,640	9,288
			9,995
TOTAL INDUSTRIALS			82,076
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (f)		2,770	2,742
L-3 Communications Corp. 6.375% 10/15/15		4,910	4,689
Lucent Technologies, Inc.:
6.45% 3/15/29		11,490	9,709
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28		$ 5,060	$ 4,276
Nortel Networks Corp.:
9.7581% 7/15/11 (f)(g)		3,400	3,460
10.125% 7/15/13 (f)		3,370	3,429
10.75% 7/15/16 (f)		3,400	3,494
			31,799
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11		1,290	1,290
Celestica, Inc. 7.875% 7/1/11		10,510	10,221
			11,511
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	12,598
8.25% 7/1/11		620	617
8.625% 4/1/13		1,080	1,085
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)		6,770	7,049
9.4306% 8/15/13 (f)(g)		3,620	3,801
10.25% 8/15/15 (f)		2,410	2,506
			27,656
Office Electronics - 0.8%
Xerox Capital Trust I 8% 2/1/27		10,920	11,029
Xerox Corp.:
7.2% 4/1/16		4,495	4,461
7.625% 6/15/13		11,830	11,919
			27,409
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. 9.25% 6/1/16		2,725	2,575
Avago Technologies Finance Ltd.:
10.7306% 6/1/13 (f)(g)		4,690	4,913
11.875% 12/1/15 (f)		2,315	2,512
Freescale Semiconductor, Inc. 7.125% 7/15/14		7,415	7,489
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,370
Viasystems, Inc. 10.5% 1/15/11		5,785	5,727
			25,586
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
SERENA Software, Inc. 10.375% 3/15/16 (f)		$ 750	$ 758
TOTAL INFORMATION TECHNOLOGY			124,719
MATERIALS - 3.2%
Chemicals - 0.9%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		7,185	7,796
Braskem SA:
(Reg. S) 11.75% 1/22/14		1,165	1,311
11.75% 1/22/14 (f)		260	293
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)		1,735	1,362
Series B, 0% 10/1/14 (d)		11,500	8,913
Huntsman LLC 11.625% 10/15/10		641	710
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		8,570	7,392
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,446
Phibro Animal Health Corp. 13% 12/1/07 unit		2,249	2,339
			31,562
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		820	818
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		920	902
BWAY Corp. 10% 10/15/10		2,380	2,505
Constar International, Inc. 11% 12/1/12		2,635	1,976
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,148
8% 4/15/23		4,615	4,269
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,770
7.75% 5/15/11		470	474
8.25% 5/15/13		1,755	1,764
Sealed Air Finance 5.625% 7/19/06	EUR	750	960
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		1,300	1,417
			20,185
Metals & Mining - 1.5%
AK Steel Corp. 7.75% 6/15/12		2,985	2,925
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,460	1,391
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Compass Minerals International, Inc.: - continued
0% 6/1/13 (d)		$ 3,710	$ 3,385
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		4,435	4,723
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		5,260	5,221
Edgen Acquisition Corp. 9.875% 2/1/11		1,890	1,871
Evraz Securities SA 10.875% 8/3/09		5,900	6,372
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	4,991
10.125% 2/1/10		585	617
Gerdau SA 8.875% (f)		3,190	3,110
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,358
Ispat Inland ULC 9.75% 4/1/14		1,385	1,524
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		4,230	4,209
RathGibson, Inc. 11.25% 2/15/14 (f)		2,510	2,560
Steel Dynamics, Inc.:
9.5% 3/15/09		65	68
9.5% 3/15/09		3,030	3,151
			52,476
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. 8% 1/15/24		1,605	1,541
Millar Western Forest Products Ltd. 7.75% 11/15/13		2,405	1,840
NewPage Corp.:
10.93% 5/1/12 (g)		2,460	2,681
12% 5/1/13		2,670	2,763
P.H. Glatfelter Co. 7.125% 5/1/16 (f)		510	502
			9,327
TOTAL MATERIALS			114,368
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 3.9%
AT&T Corp. 7.75% 11/21/06 (g)	EUR	1,250	1,613
Citizens Communications Co. 9% 8/15/31		3,570	3,624
Embarq Corp.:
6.738% 6/1/13		2,313	2,306
7.082% 6/1/16		1,029	1,023
7.995% 6/1/36		8,050	8,091
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Empresa Brasileira de Telecomm SA 11% 12/15/08		$ 3,635	$ 3,944
Eschelon Operating Co. 8.375% 3/15/10		2,560	2,438
Level 3 Financing, Inc.:
11.4238% 3/15/11 (f)(g)		2,900	2,965
12.25% 3/15/13 (f)		5,910	6,279
Mobifon Holdings BV 12.5% 7/31/10		9,600	10,752
New Skies Satellites BV:
9.125% 11/1/12		4,195	4,436
10.4144% 11/1/11 (g)		1,000	1,033
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (f)		1,700	1,726
NTL Cable PLC 8.75% 4/15/14		6,045	5,985
PanAmSat Holding Corp. 0% 11/1/14 (d)		5,345	3,902
Qwest Capital Funding, Inc.:
7.625% 8/3/21		340	318
7.75% 2/15/31		340	318
Qwest Corp.:
7.875% 9/1/11		3,970	3,990
8.5794% 6/15/13 (g)		6,790	7,180
8.875% 3/15/12		18,440	19,454
Telecom Egypt SAE:
10.7% 2/4/10 (g)	EGP	5,038	865
10.95% 2/4/10	EGP	5,038	898
Telefonica de Argentina SA 9.125% 11/7/10		5,470	5,552
Telenet Group Holding NV 0% 6/15/14 (d)(f)		11,178	9,473
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		260	229
6.875% 7/15/28		1,710	1,471
U.S. West Communications:
6.875% 9/15/33		9,770	8,451
7.125% 11/15/43		325	289
7.2% 11/10/26		4,530	4,224
7.25% 9/15/25		2,495	2,320
7.25% 10/15/35		1,780	1,620
7.5% 6/15/23		2,840	2,684
8.875% 6/1/31		3,020	3,080
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		3,580	3,795
Windstream Corp. 8.625% 8/1/16 (f)(I)		3,730	3,805
			140,133
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.6%
American Tower Corp. 7.125% 10/15/12		$ 6,245	$ 6,386
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	10,358
Digicel Ltd. 9.25% 9/1/12 (f)		2,370	2,441
Inmarsat Finance PLC 7.625% 6/30/12		568	582
Intelsat Ltd.:
6.5% 11/1/13		5,330	4,084
7.625% 4/15/12		6,309	5,339
9.25% 6/15/16 (f)(I)		2,050	2,114
11.25% 6/15/16 (f)(I)		5,460	5,583
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (g)		6,840	6,926
Millicom International Cellular SA 10% 12/1/13		7,455	8,275
Mobile Telesystems Finance SA 8.375% 10/14/10 (f)		9,700	9,688
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,687
7.375% 8/1/15		19,315	19,872
Rogers Communications, Inc. 8.4544% 12/15/10 (g)		2,300	2,363
Telecom Personal SA 9.25% 12/22/10 (f)		5,040	4,990
UbiquiTel Operating Co. 9.875% 3/1/11		2,225	2,420
			93,108
TOTAL TELECOMMUNICATION SERVICES			233,241
UTILITIES - 1.4%
Electric Utilities - 0.5%
AES Gener SA 7.5% 3/25/14		4,920	4,932
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,845	4,133
Edison Mission Energy:
7.5% 6/15/13 (f)		3,410	3,325
7.75% 6/15/16 (f)		3,410	3,320
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,700	1,700
			17,410
Gas Utilities - 0.7%
Dynegy Holdings, Inc. 8.375% 5/1/16 (f)		1,970	1,940
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	8,664
Corporate Bonds - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.: - continued
8% 3/1/32		$ 7,365	$ 7,696
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (e)		5,410	5,221
			23,521
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
6.4% 7/15/06 (c)		865	294
6.625% 11/15/05 (c)		3,510	1,193
6.725% 11/17/08 (c)(g)		1,090	362
6.75% 8/1/09 (c)		880	299
6.875% 10/15/07 (c)		2,120	721
6.95% 7/15/28 (c)		1,920	638
7.125% 5/15/07 (c)		375	128
7.375% 5/15/19 (c)		2,200	748
7.875% 6/15/03 (c)		375	128
8.375% 5/23/05 (c)		3,980	1,333
9.125% 4/1/03 (c)		80	27
9.875% 6/15/03 (c)		345	117
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,529	1,483
			7,471
Multi-Utilities - 0.0%
TECO Energy, Inc. 6.75% 5/1/15		1,380	1,380
Utilicorp United, Inc. 9.95% 2/1/11 (g)		50	56
			1,436
TOTAL UTILITIES			49,838
TOTAL NONCONVERTIBLE BONDS			1,280,213
TOTAL CORPORATE BONDS (Cost $1,276,719)			1,280,738
U.S. Government and Government Agency Obligations - 25.4%
		Principal Amount (000s)(k)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 10.7%
Fannie Mae:
3.25% 1/15/08		$ 24,085	$ 23,302
4.25% 5/15/09		35,311	34,217
4.5% 10/15/08		1,633	1,601
4.625% 1/15/08		7,952	7,851
4.625% 10/15/13		347	329
4.75% 12/15/10		102,735	99,800
4.875% 4/15/09		34,350	33,843
5.125% 1/2/14		3,100	2,975
6.25% 2/1/11		80	82
6.375% 6/15/09		17,070	17,494
Federal Home Loan Bank:
4.5% 10/14/08		575	563
5.8% 9/2/08		550	552
Freddie Mac:
4% 8/17/07		758	746
4.125% 4/2/07		5,432	5,376
4.125% 10/18/10		63,000	59,740
4.25% 7/15/09		31,890	30,848
4.875% 2/17/09		23,434	23,126
4.875% 11/15/13		9,220	8,872
5.25% 7/18/11		26,085	25,798
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,779
4.974% 8/15/13		2,110	2,037
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		2,277	2,202
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			383,133
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		36,685	34,607
1.875% 7/15/13		25,172	24,180
2% 1/15/14		23,112	22,307
2.375% 4/15/11		40,596	40,434
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			121,528
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bonds 6.125% 8/15/29		84,100	93,509
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.375% 9/15/09		$ 48,146	$ 45,699
3.75% 5/15/08		84,791	82,648
4.25% 8/15/14		69,650	65,593
4.25% 8/15/15		44,000	41,169
4.5% 2/15/09		66,000	64,956
4.5% 11/15/15		11,000	10,478
4.75% 5/15/14		1,000	976
TOTAL U.S. TREASURY OBLIGATIONS			405,028
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $933,900)			909,689
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.6%
4% 12/1/18		168	156
4.614% 7/1/34 (g)		5,031	4,982
4.761% 11/1/33 (g)		3,838	3,788
4.782% 6/1/35 (g)		1,826	1,785
4.882% 7/1/34 (g)		1,823	1,795
4.895% 11/1/35 (g)		2,588	2,561
5% 2/1/18 to 2/1/35		5,232	5,034
5.035% 5/1/35 (g)		3,432	3,377
5.5% 5/1/08 to 11/1/35		30,960	30,385
5.916% 1/1/36 (g)		502	501
6.5% 3/1/35		1,884	1,901
TOTAL FANNIE MAE			56,265
Freddie Mac - 0.1%
4.704% 9/1/35 (g)		5,901	5,796
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $63,665)			62,061
Asset-Backed Securities - 0.4%
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Affinity PLC Series 2002-A CLass C, 6.57% 5/15/09 (g)	GBP	770	$ 1,431
Driver One GmbH Series 1 Class B, 3.106% 5/21/10 (g)	EUR	462	591
GELDI Series 2005-TS Class 1A, 2.971% 12/10/12 (g)	EUR	4,000	5,125
Greene King Finance PLC Series A1, 5.1141% 6/15/31 (g)	GBP	1,000	1,850
Lambda Finance BV Series 2005-1X Class C1, 5.79% 11/15/29 (g)	GBP	500	928
Punch Taverns Finance PLC 4.9469% 4/15/09 (g)	GBP	309	572
Sedna Finance Corp.:
3.605% 12/23/14 (g)	EUR	500	640
3.709% 3/15/16 (g)	EUR	1,150	1,476
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	133
TOTAL ASSET-BACKED SECURITIES (Cost $12,205)			12,746
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 0% 1/22/16 (g)	EUR	375	480
Granite Mortgages PLC 3.139% 1/20/43 (g)	EUR	600	770
Holmes Financing No. 8 PLC floater Series 3 Class C, 3.357% 7/15/40 (g)	EUR	500	644
Interstar Millennium Trust Series 2004-4E Class A1, 3.079% 11/14/36 (g)	EUR	457	585
Lansdowne Mortgage Securities No. 1 PLC:
Series M1, 3.189% 6/15/45 (g)	EUR	800	1,023
Series M2 Class 3M, 3.379% 6/15/45 (g)	EUR	400	512
Permanent Financing No. 1 PLC 5.1% 6/10/09 (g)	EUR	344	446
RMAC PLC Series 2005-NS4X Class M2A, 5.25% 12/12/43 (g)	GBP	1,600	2,959
TOTAL PRIVATE SPONSOR			7,419
U.S. Government Agency - 0.6%
Fannie Mae planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12		$ 2,248	2,224
Series 2006-64 Class PA, 5.5% 2/25/30		7,103	7,067
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35		6,125	6,130
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class: - continued
Series 2006-49 Class CA, 6% 2/25/31		$ 4,964	$ 4,981
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2770 Class UD, 4.5% 5/15/17		1,800	1,702
TOTAL U.S. GOVERNMENT AGENCY			22,104
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,488)			29,523
Commercial Mortgage Securities - 0.3%

Canary Wharf Finance II PLC Series C1, 5.2419% 4/22/30 (g)	GBP	1,500	2,747
Immeo Residential Finance PLC Series 1 Class D, 3.709% 3/15/13 (g)	EUR	415	531
Opera Finance PLC 4.8481% 7/31/13 (g)	GBP	1,500	2,779
Real Estate Capital Foundation Ltd. Series 3 Class A, 4.8006% 7/15/16 (g)	GBP	2,000	3,683
Trafford Centre Finance Ltd. 5.465% 4/28/35 (g)	GBP	602	1,110
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,693)			10,850
Foreign Government and Government Agency Obligations - 22.1%

Arab Republic 8.0203% to 9.7504% 8/22/06 to 2/27/07	EGP	13,950	2,335
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,776	2,470
par 1.33% 12/31/38 (g)		20,100	7,236
4.889% 8/3/12 (g)		15,251	14,126
7% 3/28/11		6,605	6,114
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,765
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,250	1,244
value recovery A rights 1/2/21 (i)		1,250,000	0
value recovery B rights 1/2/21 (i)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,771
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Brazilian Federative Republic:
6% 9/15/13		$ 2,750	$ 2,663
7.375% 2/3/15	EUR	600	817
8% 1/15/18		8,394	8,872
8.75% 2/4/25		4,835	5,294
10.5% 7/14/14		3,390	4,080
11% 8/17/40		22,495	27,916
12.25% 3/6/30		9,110	13,301
12.75% 1/15/20		4,250	6,056
Canadian Government:
4.5% 9/1/07	CAD	28,000	25,089
5.25% 6/1/12	CAD	23,800	22,105
5.5% 6/1/09	CAD	9,150	8,430
5.75% 6/1/29	CAD	6,600	6,822
Central Bank of Nigeria:
Brady 6.25% 11/15/20		4,000	3,970
promissory note 5.092% 1/5/10		2,270	2,133
warrants 11/15/20 (i)		2,750	179
City of Kiev 8.75% 8/8/08		2,575	2,620
Colombian Republic:
11.75% 3/1/10	COP	5,602,000	2,326
12% 10/22/15	COP	5,586,000	2,409
Danish Kingdom 3.125% 10/15/10	EUR	2,350	2,923
Dominican Republic:
Brady 5.7925% 8/30/09 (g)		2,484	2,474
6.1875% 8/30/24 (g)		11,068	10,487
9.5% 9/27/11		4,879	5,172
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)		6,935	6,675
9.375% 12/15/15 (f)		5,420	5,366
euro par 5% 2/28/25		1,450	1,078
Finnish Government 3.875% 9/15/17	EUR	51,100	63,906
French Government:
3.25% 4/25/16	EUR	48,020	57,404
4% 4/25/55	EUR	500	598
German Federal Republic:
3% 4/11/08	EUR	26,000	32,943
5% 7/4/12	EUR	3,200	4,327
Indonesian Republic:
6.75% 3/10/14		5,350	5,270
7.25% 4/20/15 (f)		875	879
7.25% 4/20/15		1,705	1,714
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		$ 1,100	$ 1,018
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	7,691
Italian Republic 4% 2/1/37	EUR	5,000	5,689
Japan Government:
Real Return Bond:
0.49% 7/20/20 (g)	JPY	900,000	7,371
1.22% 11/20/20 (g)	JPY	1,325,000	11,134
0.9% 12/22/08	JPY	500,000	4,368
1.4% 3/21/11	JPY	175,000	1,532
1.5% 3/20/14	JPY	4,030,000	34,528
1.8% 3/20/16	JPY	1,072,000	9,285
2.4% 12/20/34	JPY	1,100,000	9,391
Lebanon, Republic of:
8.5669% 11/30/09 (f)(g)		2,455	2,569
8.5669% 11/30/09 (g)		3,790	3,965
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (g)		3,915	3,974
Panamanian Republic Brady discount 5.5625% 7/17/26 (g)		975	975
Peruvian Republic:
3% 3/7/27 (e)		1,425	944
5.875% 3/7/27 (g)		1,380	1,346
7.35% 7/21/25		3,380	3,228
euro Brady past due interest 5% 3/7/17 (g)		9,057	8,740
Philippine Republic:
5.3203% 12/1/09 (g)		643	630
8.25% 1/15/14		4,955	5,141
8.375% 2/15/11		4,941	5,145
8.875% 3/17/15		4,635	5,017
9% 2/15/13		7,094	7,635
9.875% 1/15/19		6,700	7,722
10.625% 3/16/25		3,935	4,879
Republic of Iraq 5.8% 1/15/28 (f)		3,400	2,278
Republic of Serbia 3.75% 11/1/24 (e)(f)		545	454
Russian Federation:
5% 3/31/30 (e)(f)		1,587	1,690
5% 3/31/30 (Reg. S) (e)		34,633	36,884
12.75% 6/24/28 (Reg. S)		5,215	8,800
euro 10% 6/26/07		2,855	2,958
Spanish Kingdom 4.2% 1/31/37	EUR	6,320	7,867
State of Qatar 9.75% 6/15/30 (Reg. S)		5,495	7,679
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Turkish Republic:
0% 4/9/08	TRY	3,875	$ 1,737
11.75% 6/15/10		$ 12,381	13,929
11.875% 1/15/30		11,795	16,100
13.1525% to 16.4124% 6/27/07	TRY	9,610	4,978
Ukraine Government:
(Reg. S) 6.875% 3/4/11		5,310	5,191
8.235% 8/5/09 (g)		10,030	10,506
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	6,500	11,754
4.25% 6/7/32	GBP	850	1,536
4.25% 3/7/36	GBP	9,150	16,660
4.75% 6/7/10	GBP	450	831
4.75% 9/7/15	GBP	1,700	3,149
5% 3/7/12	GBP	9,500	17,772
5% 3/7/25	GBP	670	1,309
8% 6/7/21	GBP	3,200	8,023
8.75% 8/25/17	GBP	710	1,770
United Mexican States:
7.5% 4/8/33		7,380	7,841
8.3% 8/15/31		11,535	13,323
11.5% 5/15/26		4,195	6,152
Uruguay Republic 7.5% 3/15/15		1,640	1,583
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		1,250	43
5.375% 8/7/10		2,930	2,779
6% 12/9/20		1,965	1,700
6.09% 4/20/11 (g)		6,690	6,673
7% 12/1/18 (Reg. S)		2,110	2,026
7.65% 4/21/25		3,000	2,985
9.25% 9/15/27		4,715	5,552
10.75% 9/19/13		5,030	5,976
13.625% 8/15/18		4,795	6,833
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		1,844	1,438
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $761,703)			791,035
Common Stocks - 0.9%
		Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Intermet Corp. (a)(j)		156,879	$ 1,799
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		435,000	7,151
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	3,272
Media - 0.6%
NTL, Inc.		799,811	19,915
TOTAL CONSUMER DISCRETIONARY			32,137
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		98	0
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		17,295	432
TOTAL COMMON STOCKS (Cost $22,390)			32,569
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	283
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,403	2,589
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		1,740	2,088
TOTAL CONSUMER DISCRETIONARY			4,677
Preferred Stocks - continued
		Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)		122	$ 0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,677
TOTAL PREFERRED STOCKS (Cost $4,418)		4,960
Floating Rate Loans - 3.5%
		Principal Amount (000s)(k)
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.2%
Dana Corp. term loan 7.65% 4/13/08 (g)		$ 330	330
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (g)		2,470	2,476
Tranche 3, term loan 8.7044% 3/1/11 (g)		3,620	3,647
Lear Corp. term loan 7.9781% 4/25/12 (g)		2,270	2,253
			8,706
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 9.6758% 11/1/11 (g)		2,933	2,976
Tranche C2, term loan 14.2088% 5/2/12 (g)		1,700	1,751
			4,727
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.719% 12/19/12 (g)		200	200
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (g)		3,000	2,850
Media - 0.4%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (g)		5,725	5,732
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (g)		6,005	5,967
Floating Rate Loans - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
UPC Broadband Holding BV:
Tranche J2, term loan 7.1077% 3/31/13 (g)		$ 760	$ 757
Tranche K2, term loan 7.1077% 12/31/13 (g)		760	757
			13,213
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (g)		2,820	2,841
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 8.1091% 12/9/08 (g)		6,200	6,138
TOTAL CONSUMER DISCRETIONARY			38,675
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc. Tranche B, term loan 6.7865% 6/5/13 (g)		1,260	1,263
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (g)		236	236
Tranche 2, term loan 12.1875% 7/8/13 (g)		2,630	2,683
Tranche B1, term loan 7.9456% 7/8/12 (g)		351	351
Helix Energy Solutions Group, Inc. term loan 7.4973% 5/9/13 (g)		170	170
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (g)		570	576
term loan:
7.3266% 10/31/12 (g)		2,357	2,381
7.4769% 10/31/07 (g)		1,745	1,745
			8,142
FINANCIALS - 0.5%
Diversified Financial Services - 0.4%
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (g)		3,252	3,264
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (g)		5,325	5,112
Floating Rate Loans - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (g)		$ 4,218	$ 4,218
Tranche C, term loan 6.9833% 4/18/12 (g)		2,445	2,445
			15,039
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.86% 12/16/10 (g)		3,840	3,830
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (g)		177	177
			4,007
TOTAL FINANCIALS			19,046
INDUSTRIALS - 0.3%
Airlines - 0.3%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (g)		290	295
Tranche C, term loan 12.7725% 3/16/08 (g)		4,275	4,403
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (g)		3,159	3,194
Tranche DD, term loan 9.125% 2/1/12 (g)		451	456
US Airways Group, Inc. term loan 8.9988% 3/31/11 (g)		520	522
			8,870
Building Products - 0.0%
Mueller Group, Inc. term loan 7.4655% 10/3/12 (g)		174	175
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (g)		827	823
Tranche A, Credit-Linked Deposit 6.8464% 1/15/12 (g)		321	319
			1,142
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.0638% 10/3/12 (g)		173	173
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.1875% 10/17/12 (g)		105	105
Floating Rate Loans - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (g)		$ 144	$ 145
Tranche B, term loan 7.4142% 12/21/12 (g)		1,030	1,033
Tranche DD, term loan 12/21/12 (m)		120	120
			1,298
TOTAL INDUSTRIALS			11,763
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Nortel Networks Corp. Tranche A, term loan:
7.375% 2/15/07 (g)		460	459
7.375% 2/15/07 (g)		3,630	3,625
			4,084
Software - 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (g)		2,220	2,217
Tranche 2, term loan 12.05% 4/18/12 (g)		1,250	1,275
Tranche 2, term loan 12.3% 4/18/12 (g)		3,010	3,063
			6,555
TOTAL INFORMATION TECHNOLOGY			10,639
MATERIALS - 0.5%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (g)		200	201
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (g)		6,150	6,204
Tranche B1, term loan 7.3394% 12/23/12 (g)		11,403	11,388
			17,592
TOTAL MATERIALS			17,793
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
NTL Cable PLC term loan 10.3% 3/3/07 (g)		1,400	1,398
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (g)		3,490	3,630
Floating Rate Loans - continued
		Principal Amount (000s)(k)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni Spa: - continued
Tranche B, term loan 7.7819% 9/21/13 (g)		$ 1,745	$ 1,760
Tranche C, term loan 8.2819% 9/21/14 (g)		1,745	1,760
Windstream Corp. term loan 7.26% 7/17/11 (g)		4,070	4,083
			12,631
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (g)		2,060	2,070
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (g)		580	583
			2,653
TOTAL TELECOMMUNICATION SERVICES			15,284
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (g)		733	732
term loan 7.2306% 2/1/13 (g)		3,209	3,215
			3,947
TOTAL FLOATING RATE LOANS (Cost $125,427)			126,552
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 6.375% 3/28/13 (g)		295	286
- Citibank 6.375% 3/28/13 (g)		1,493	1,448
- Credit Suisse First Boston 6.375% 3/28/13 (g)		1,909	1,852
- Deutsche Bank:
6.375% 3/28/13 (g)		1,356	1,316
1.204% 3/28/13 (g)	JPY	107,698	889
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,349)			5,791
Commercial Paper - 0.3%
		Principal Amount (000s)(k)	Value (Note 1) (000s)
Ebury Finance Ltd. 2.88% 7/10/06	EUR	500	$ 639
Lake Constance Funding Ltd. 2.88% 7/12/06	EUR	6,250	7,987
TOTAL COMMERCIAL PAPER (Cost $8,437)			8,626
Fixed-Income Funds - 2.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (h) (Cost $86,808)	866,065	86,754
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 5.11% (b) (Cost $201,051)	201,050,764	201,051
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,542,253)		3,562,945
NET OTHER ASSETS - 0.6%		20,649
NET ASSETS - 100%		$ 3,583,594
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian Ruble
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $273,593,000 or 8.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(i) Quantity represents share amount.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,799,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,971
(k) Principal amount is stated in United States dollars unless otherwise noted.
(l) Security or a portion of the security purchased on a delayed delivery or when issued basis.

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $120,000 and $120,000, respectively. The interest rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 3,600
Fidelity Floating Rate Central Investment Portfolio	2,900
Total	$ 6,500

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 86,840	$ -	$ -	$ 86,754	6.9%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.7%
Canada	3.1%
United Kingdom	2.9%
Brazil	2.6%
Japan	2.4%
Finland	1.8%
Argentina	1.8%
France	1.6%
Luxembourg	1.6%
Germany	1.4%
Russia	1.3%
Mexico	1.3%
Venezuela	1.3%
Turkey	1.1%
Bermuda	1.0%
Others (individually less than 1%)	8.1%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,254,394)	$ 3,275,140
Affiliated Central Funds (cost $287,859)	287,805
Total Investments (cost $3,542,253)		$ 3,562,945
Foreign currency held at value (cost $4)		4
Receivable for investments sold		12,223
Receivable for fund shares sold		5,051
Dividends receivable		132
Interest receivable		49,621
Prepaid expenses		8
Other receivables		47
Total assets		3,630,031

Liabilities
Payable to custodian bank	$ 264
Payable for investments purchased
Regular delivery	21,189
Delayed delivery	18,589
Payable for fund shares redeemed	2,439
Distributions payable	1,734
Accrued management fee	1,699
Other affiliated payables	481
Other payables and accrued expenses	42
Total liabilities		46,437

Net Assets		$ 3,583,594
Net Assets consist of:
Paid in capital		$ 3,537,310
Undistributed net investment income		6,122
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,384
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,778
Net Assets, for 347,040 shares outstanding		$ 3,583,594
Net Asset Value, offering price and redemption price per share ($3,583,594 ÷ 347,040 shares)		$ 10.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)
Investment Income
Dividends		$ 536
Interest		100,784
Income from affiliated Central Funds		6,500
Total income		107,820

Expenses
Management fee	$ 10,049
Transfer agent fees	2,304
Accounting fees and expenses	535
Independent trustees' compensation	7
Custodian fees and expenses	168
Registration fees	106
Audit	39
Legal	1
Miscellaneous	15
Total expenses before reductions	13,224
Expense reductions	(45)	13,179
Net investment income		94,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,112
Foreign currency transactions	(290)
Total net realized gain (loss)		22,822
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,786)
Assets and liabilities in foreign currencies	563
Delayed delivery commitments	5
Total change in net unrealized appreciation (depreciation)		(60,218)
Net gain (loss)		(37,396)
Net increase (decrease) in net assets resulting from operations		$ 57,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 94,641	$ 191,323
Net realized gain (loss)	22,822	9,787
Change in net unrealized appreciation (depreciation)	(60,218)	(91,276)
Net increase (decrease) in net assets resulting from operations	57,245	109,834
Distributions to shareholders from net investment income	(89,380)	(188,295)
Distributions to shareholders from net realized gain	(3,329)	(38,994)
Total distributions	(92,709)	(227,289)
Share transactions Proceeds from sales of shares	704,539	1,816,348
Reinvestment of distributions	81,973	202,177
Cost of shares redeemed	(629,644)	(1,629,816)
Net increase (decrease) in net assets resulting from share transactions	156,868	388,709
Total increase (decrease) in net assets	121,404	271,254

Net Assets
Beginning of period	3,462,190	3,190,936
End of period (including undistributed net investment income of $6,122 and undistributed net investment income of $861, respectively)	$ 3,583,594	$ 3,462,190
Other Information Shares
Sold	67,488	171,522
Issued in reinvestment of distributions	7,859	19,174
Redeemed	(60,335)	(154,913)
Net increase (decrease)	15,012	35,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.77	$ 10.50	$ 9.40	$ 9.15	$ 9.13
Income from Investment Operations
Net investment income D	.280	.551	.570	.566	.582	.626
Net realized and unrealized gain (loss)	(.105)	(.227)	.383	1.142	.243	(.041)
Total from investment operations	.175	.324	.953	1.708	.825	.585
Distributions from net investment income	(.265)	(.544)	(.553)	(.578)	(.575)	(.565)
Distributions from net realized gain	(.010)	(.120)	(.130)	(.030)	-	-
Total distributions	(.275)	(.664)	(.683)	(.608)	(.575)	(.565)
Net asset value, end of period	$ 10.33	$ 10.43	$ 10.77	$ 10.50	$ 9.40	$ 9.15
Total Return B, C	1.68%	3.12%	9.44%	18.62%	9.38%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.75%	.76%	.80%	.84%	.94%
Expenses net of fee waivers, if any	.76% A	.75%	.76%	.80%	.84%	.94%
Expenses net of all reductions	.75% A	.75%	.76%	.80%	.84%	.94%
Net investment income	5.41% A	5.23%	5.46%	5.64%	6.42%	6.83%
Supplemental Data
Net assets, end of period (in millions)	$ 3,584	$ 3,462	$ 3,191	$ 2,340	$ 782	$ 164
Portfolio turnover rate F	98% A	119%	94%	148%	117% H	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, and affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 93,713
Unrealized depreciation	(68,827)
Net unrealized appreciation (depreciation)	$ 24,886
Cost for federal income tax purposes	$ 3,538,059

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is market-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,176,192 and $1,124,340, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

The Fund may also invest in CIPs managed by Fidelity Management & Research Company Inc. (FMRC), an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Fund as an investment of the Fund but does not include the underlying holdings of the Central Fund. Based on its investment objectives, the Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Fund and the Fund.

A complete unaudited list of holdings for the Central Fund, as of the Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Fund financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $26 and $19, respectively.

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political,

Semiannual Report

7. Credit Risk - continued

social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

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Semiannual Report

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Fidelity®

Intermediate Municipal Income

Fund

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,001.20	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.72	$ 3.11
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 3.37
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.41
Class B
Actual	$ 1,000.00	$ 997.70	$ 6.59
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 6.66
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class C
Actual	$ 1,000.00	$ 997.10	$ 7.08
Hypothetical A	$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,001.10	$ 2.13
Hypothetical A	$ 1,000.00	$ 1,022.66	$ 2.16
Institutional Class
Actual	$ 1,000.00	$ 1,002.20	$ 2.09
Hypothetical A	$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.62%
Class T	.68%
Class B	1.33%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.42%

Semiannual Report

Investment Changes

Top Five States as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	15.9	18.3
California	13.6	11.0
Illinois	11.3	10.3
New York	9.8	8.4
Washington	7.6	7.9
Top Five Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.3	39.6
Electric Utilities	11.1	12.3
Escrowed/Pre-Refunded	10.2	9.7
Transportation	10.2	11.6
Health Care	7.8	8.3
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	8.7	8.6
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2006
6 months ago
Years	5.1	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
AAA 63.3%	AAA 68.0%
AA,A 26.1%	AA,A 22.1%
BBB 6.6%	BBB 6.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.8%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,200	$ 1,220
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,328
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,724
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,119
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,049
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,092
5.5% 1/1/22	1,100	1,158
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,018
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (f)	1,645	1,723
		19,431
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,101
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,136
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,564
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16 (AMBAC Insured)	1,585	1,672
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,141
		5,513
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. Proj.) 3.65%, tender 8/1/06 (d)(e)	1,000	1,000
California - 13.6%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,505
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,321
5.25% 12/1/18 (FGIC Insured)	5,000	5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	$ 4,000	$ 4,246
5.5% 5/1/15 (AMBAC Insured)	2,600	2,800
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	1,210	1,289
5.25% 7/1/13	3,000	3,210
Series A:
5% 7/1/15	15,200	15,965
5% 7/1/15 (MBIA Insured)	6,100	6,428
5.25% 1/1/11	700	736
5.25% 7/1/13 (MBIA Insured)	10,300	11,052
5.25% 7/1/14	4,400	4,720
5.25% 7/1/14 (FGIC Insured)	9,700	10,439
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,840
5% 2/1/11	2,650	2,757
5% 3/1/15	3,000	3,150
5.25% 2/1/11	4,000	4,203
5.25% 3/1/12	2,210	2,342
5.25% 2/1/15	5,000	5,302
5.25% 2/1/16	8,500	9,003
5.25% 2/1/28	3,400	3,515
5.25% 11/1/29	1,200	1,240
5.25% 2/1/33	6,100	6,267
5.25% 12/1/33	6,755	6,971
5.25% 4/1/34	6,600	6,802
5.5% 3/1/11	8,500	9,029
5.5% 4/1/13 (AMBAC Insured)	1,000	1,083
5.5% 4/1/30	10,515	11,181
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,406
5.5% 11/1/33	21,355	22,722
5.625% 5/1/20	475	503
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	828
5.75% 10/1/10	2,200	2,351
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,061
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	9,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	$ 5,600	$ 6,019
Series 2005 A, 5.25% 6/1/30	4,300	4,432
Series 2005 K, 5% 11/1/16	7,195	7,483
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,262
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,590
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,950
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,464
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,910
0% 1/15/27 (a)	1,000	871
5% 1/15/16 (MBIA Insured)	1,000	1,041
5.75% 1/15/40	1,600	1,649
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,237
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	3,600	3,726
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,345
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,258
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,485
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,618
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,693
5% 1/1/11 (FSA Insured) (e)	1,740	1,784
5% 1/1/12 (FSA Insured) (e)	1,835	1,887
5% 1/1/08 (FSA Insured) (e)	1,510	1,527
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	3,190	3,419
5.375% 7/1/18 (Pre-Refunded to 7/1/13 @ 100) (f)	2,100	2,280
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	$ 2,680	$ 3,042
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured)	1,180	1,221
Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,260
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,168
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,500
5.25% 10/1/10	1,620	1,690
San Francisco City & County Arpt. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,392
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,876
		269,649
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	3,853
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,755
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,049
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	5,000	2,274
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,103
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,890
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,035
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (e)	4,500	4,433
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,110
5.75% 12/15/22 (FGIC Insured)	1,000	1,108
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,446
Series B, 0% 9/1/15 (MBIA Insured)	1,400	922
		27,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	$ 1,930	$ 2,067
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,371
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,045
5.25% 6/1/10 (MBIA Insured)	1,980	2,044
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,618
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,376
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,602
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,878
		18,001
Florida - 3.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	720	745
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,443
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,192
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,806
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,610
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,000
Series B, 5% 11/15/17	1,200	1,221
3.95%, tender 9/1/12 (d)	7,550	7,400
5%, tender 11/16/09 (d)	5,000	5,122
5.25% 11/15/11	3,735	3,836
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,923
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,032
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,592
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	$ 1,400	$ 1,452
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,736
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,530	4,647
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,715
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,105
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,462
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,070
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,735
		67,844
Georgia - 1.5%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,679
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,216
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,261
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,725
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (f)	1,500	1,630
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @ 101) (f)	1,440	1,538
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,006
5% 1/1/10 (FSA Insured)	3,370	3,481
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,126
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,709
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,794
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	775
		28,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	$ 3,700	$ 4,208
Illinois - 9.9%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,315
5.5% 12/1/23 (MBIA Insured)	1,000	1,080
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	748
Series A, 0% 12/1/16 (FGIC Insured)	1,000	617
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,644
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,146
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,047
5.25% 1/1/33 (MBIA Insured)	2,930	3,016
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	74
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,303
5.25% 1/1/11 (FSA Insured)	2,070	2,174
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,269
Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,038
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,791
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,507
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,148
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,408
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,083
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,543
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,853
5.5% 1/1/18 (FGIC Insured)	370	390
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,356
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,058
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,570
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	5,000	5,118
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Cmnty. Consolidated School District #21, Wheeling: - continued
0% 12/1/18 (Escrowed to Maturity) (f)	$ 3,900	$ 2,203
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,726
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,403
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,494
0% 11/1/17	2,700	1,591
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,176
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,082
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,127
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,003
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,625
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,521
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,544
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,650
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,549
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,364
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,026
5% 10/1/10	1,235	1,275
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,899
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,060
5.375% 7/1/15 (MBIA Insured)	1,300	1,385
5.5% 8/1/10	1,400	1,479
5.5% 4/1/16 (FSA Insured)	1,000	1,073
5.5% 2/1/18 (FGIC Insured)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/19 (MBIA Insured)	$ 1,250	$ 1,339
5.5% 4/1/17 (MBIA Insured)	2,600	2,727
5.6% 4/1/21 (MBIA Insured)	2,800	2,939
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,052
7% 5/15/22	5,000	5,410
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,717
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,088
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,468
6% 6/15/20	1,600	1,711
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	7,756
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,639
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (f)	2,580	2,806
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,542
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,669
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,024
0% 12/1/14 (FSA Insured)	5,180	3,546
0% 12/1/15 (FSA Insured)	3,810	2,480
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,029
0% 12/1/10 (FSA Insured)	3,380	2,814
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,625
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	$ 7,780	$ 6,320
0% 6/15/16 (FGIC Insured)	2,050	1,298
0% 6/15/17 (FGIC Insured)	3,240	1,951
0% 6/15/20 (FGIC Insured)	1,400	723
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,897
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,060
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,356
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	768
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	685
		195,521
Indiana - 5.1%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,205
5.5% 7/15/22 (Pre-Refunded to 7/15/14 @ 100) (f)	2,210	2,417
5.5% 7/15/23 (Pre-Refunded to 7/15/14 @ 100) (f)	1,000	1,093
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,540
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15 (FSA Insured)	1,805	1,902
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,207
5% 1/10/14 (FSA Insured)	1,180	1,242
5% 7/10/14 (FSA Insured)	1,215	1,282
5% 7/10/16 (FSA Insured)	1,180	1,230
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,473
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,725
5% 7/15/17 (MBIA Insured)	1,720	1,803
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	3,979
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
East Allen Woodlan School Bldg. Corp.: - continued
5% 1/15/12 (MBIA Insured)	$ 1,295	$ 1,357
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,796
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,222
5.5% 7/15/12 (FSA Insured)	1,280	1,380
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,845
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,082
5.25% 7/15/16 (FSA Insured)	2,095	2,247
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,154
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,236
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	866
0% 6/1/18 (AMBAC Insured)	1,740	999
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,814
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,167
Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,633
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,668
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,084
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,333
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,704
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,170
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,304
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,089
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,203
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,483
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Portage Township Multi-School Bldg. Corp.: - continued
5.25% 7/15/27 (MBIA Insured)	$ 1,310	$ 1,365
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)(d)	2,000	2,010
4.9%, tender 6/1/07 (d)	5,005	5,023
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,765
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,773
5% 7/15/17 (FGIC Insured)	2,000	2,073
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,537
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,053
		100,225
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,154
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,823
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,303
5.25% 12/1/11 (MBIA Insured)	1,805	1,864
Series II, 5.5% 11/1/19	1,000	1,074
5.5% 11/1/20	1,000	1,074
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,620
		10,758
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,691
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,390
		4,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.7%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$ 1,070	$ 1,145
5.25% 3/1/16 (FSA Insured)	1,290	1,382
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,046
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,294
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,332
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,009
		13,208
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	2,710	2,916
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	276
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,418
6.375% 8/1/15	2,460	2,650
6.375% 8/1/16	2,570	2,769
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,137
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,270
5.75% 6/15/13	3,000	3,193
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,246
Series 2005 C, 5.25% 9/1/23	6,300	6,670
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,131
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,889
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,283
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,563
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/14 (AMBAC Insured) (e)	$ 1,000	$ 1,041
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,177
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	5,250	5,393
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig. 5% 8/1/17 (MBIA Insured)	5,640	5,895
		62,070
Michigan - 3.1%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,078
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,579
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,097
5% 9/30/12 (MBIA Insured)	1,500	1,580
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,715
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,407
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,280
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	196
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,508
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	2,970
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,066
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,026
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,051
5.5% 3/1/17	1,885	1,981
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,124
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	$ 1,915	$ 2,027
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,563
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,088
Troy School District 5% 5/1/12 (MBIA Insured)	1,075	1,129
		60,675
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,288
5.625% 12/1/22	575	603
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,526
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,132
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,484
		12,033
Mississippi - 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,737
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,260
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,932
		6,929
Missouri - 0.6%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,026
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Proj.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,080
5% 9/1/16 (FSA Insured)	2,030	2,113
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	$ 2,315	$ 2,422
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,535
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,088
		12,374
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,295
Nevada - 1.1%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,561
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,143
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (f)	1,500	1,586
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (e)	5,735	5,792
Clark County School District:
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,072
Series F, 5.375% 6/15/11 (FSA Insured)	4,700	4,985
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,422
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,608
		21,169
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,249
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,338
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC Insured) (c)	1,690	1,703
		5,290
New Jersey - 2.8%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	$ 1,200	$ 1,249
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,063
5.25% 3/1/15	3,000	3,193
5.25% 3/1/23	1,500	1,575
5.25% 3/1/26	4,700	4,916
Series O:
5.25% 3/1/21 (MBIA Insured)	1,200	1,268
5.25% 3/1/25	4,200	4,396
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,692
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,341
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,817
5.75% 6/1/32	4,755	4,949
6.125% 6/1/24	6,400	6,846
6.375% 6/1/32	2,755	2,984
6.75% 6/1/39	3,735	4,149
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,150
		54,557
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,434
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,035
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,100
		5,569
New York - 9.8%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,157
5.75% 5/1/22 (FSA Insured)	2,240	2,402
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,203
5.75% 5/1/25 (FSA Insured)	1,715	1,882
5.75% 5/1/19 (FSA Insured)	5,590	6,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/22 (FSA Insured)	$ 8,525	$ 9,391
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,675
5% 6/1/11	1,075	1,111
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,050
5.25% 11/15/14	1,000	1,069
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,474
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,497
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,711
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,070
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	850	886
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,873
Series 2000 A, 6.5% 5/15/11	1,950	2,130
Series 2002 C, 5.5% 8/1/13	2,000	2,142
Series 2003 I, 5.75% 3/1/16	2,100	2,274
Series 2005 G, 5% 8/1/14	6,500	6,798
Series 2005 J, 5% 3/1/12	3,020	3,145
Series 2005 K, 5% 8/1/11	6,000	6,239
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series C, 5.75% 3/15/27 (FSA Insured)	390	418
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,053
Series J, 5.875% 2/15/19	10	10
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,828
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	1,810	1,816
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (f)	6,925	7,620
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,639
5.75% 7/1/13 (AMBAC Insured)	1,100	1,180
Series C, 7.5% 7/1/10	5,085	5,425
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	$ 9,000	$ 9,443
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	446
Series 2003 A, 5% 3/15/09	3,000	3,086
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,124
4.875% 6/15/20	2,200	2,244
5% 6/15/15	775	799
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,282
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	816
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,782
New York Transitional Fin. Auth. Rev.:
Series A, 5.75% 2/15/16	30	32
Series B, 5.25% 2/1/29 (b)	3,200	3,353
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	4,100	4,371
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,857
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,309
5.25% 6/1/22 (AMBAC Insured)	3,450	3,617
5.5% 6/1/14	3,200	3,325
5.5% 6/1/15	8,000	8,391
Series C1:
5.5% 6/1/14	3,900	4,052
5.5% 6/1/15	4,100	4,300
5.5% 6/1/16	1,600	1,692
5.5% 6/1/17	3,900	4,117
5.5% 6/1/18	5,165	5,488
5.5% 6/1/20	800	851
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	$ 8,175	$ 8,682
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (f)	13,000	13,972
		194,478
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,435
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,242
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,564
		13,241
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,673
5.25% 6/1/20 (AMBAC Insured)	1,520	1,597
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,486
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	941
Series A:
5.5% 1/1/11	1,580	1,657
5.75% 1/1/26	1,000	1,052
Series B, 6.125% 1/1/09	2,120	2,215
Series C:
5.25% 1/1/10	2,630	2,715
5.5% 1/1/07	500	503
Series D:
5.375% 1/1/10	3,330	3,451
6% 1/1/09	2,430	2,486
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,592
		22,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 3,944
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,154
		5,098
Ohio - 0.6%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,151
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,139
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	3,000	3,210
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%, tender 7/1/06 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,325
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,052
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,611
		11,515
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	793
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,127
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,350	3,681
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,127
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,346
5.5% 10/1/20 (FGIC Insured)	1,550	1,674
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,235
		16,983
Oregon - 0.3%
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	$ 1,320	$ 1,356
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,621
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,080
		6,110
Pennsylvania - 2.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (e)	2,000	2,017
5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,288
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,344
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,404
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,490
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (MBIA Insured)	1,000	1,207
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,479
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,185
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,526
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,378
6.5% 11/1/16 (e)	1,100	1,187
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,280
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,469
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,318
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,702
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,047
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,546
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,189
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,207
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,713
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,436
		48,896
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,162
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (d)	1,000	1,001
		7,163
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,090
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,823
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,426
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,635
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,762
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	702
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,259
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,800	1,890
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,103
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A:
5.5% 1/1/14 (FGIC Insured)	$ 1,300	$ 1,412
5.5% 1/1/16 (FGIC Insured)	2,705	2,958
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,149
5% 6/1/17 (MBIA Insured)	2,035	2,136
		28,255
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,128
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,247
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,493
		6,868
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,171
5% 12/15/11	3,285	3,405
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,318
6.25% 1/1/13 (MBIA Insured)	1,700	1,895
7.25% 1/1/10 (MBIA Insured)	8,000	8,814
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,823
5% 9/1/11 (MBIA Insured)	1,835	1,910
5% 9/1/13 (MBIA Insured)	2,010	2,103
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,140
		27,579
Texas - 15.9%
Abilene Independent School District 5% 2/15/17	1,090	1,137
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,078
Arlington Independent School District 0% 2/15/07	1,570	1,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Cmnty. College District 5.5% 8/1/34	$ 1,900	$ 2,034
Austin Independent School District:
5.25% 8/1/11	3,515	3,711
5.7% 8/1/11	1,070	1,071
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,337
0% 11/15/12 (AMBAC Insured)	5,645	4,296
0% 5/15/17 (FGIC Insured)	1,900	1,150
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10 (MBIA Insured) (c)	1,735	1,797
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,452
5.375% 5/1/16 (FSA Insured)	1,425	1,511
5.375% 5/1/17 (FSA Insured)	1,490	1,576
Birdville Independent School District:
0% 2/15/12	4,150	3,262
5% 2/15/10	1,200	1,243
Boerne Independent School District 5.25% 2/1/35	1,300	1,348
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,600
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,216
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (f)	195	193
Clint Independent School District 5.5% 8/15/18	1,000	1,072
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,622
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,220
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,338
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,632
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,455
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,113
Del Valle Independent School District:
5% 2/1/15	2,015	2,109
5% 2/1/16	2,195	2,288
5.5% 2/1/10	1,275	1,341
5.5% 2/1/11	1,350	1,435
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
El Paso Independent School District 5% 8/15/15	$ 2,160	$ 2,278
Fort Worth Independent School District 5% 2/15/12	1,500	1,572
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,083
Gainesville Independent School District 5.25% 2/15/36	1,000	1,048
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,036
5.5% 2/15/12	2,180	2,293
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,225
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,468
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,908
Series A:
5% 10/1/08 (c)	3,775	3,865
5.25% 8/15/35 (FSA Insured)	4,600	4,763
0% 10/1/16 (MBIA Insured)	6,180	3,860
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,686
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,879
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,068
5.5% 3/1/18 (FGIC Insured)	1,140	1,211
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,341
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,083
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	258
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,056
0% 8/15/10 (AMBAC Insured)	2,200	1,855
0% 8/15/15	2,000	1,319
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,164
0% 12/1/11 (AMBAC Insured)	8,250	6,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Humble Independent School District:
0% 2/15/10	$ 2,320	$ 1,999
0% 2/15/16	1,250	807
0% 2/15/17	1,400	858
Katy Independent School District Series A, 0% 2/15/07	2,550	2,491
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	606
Series A, 0% 8/15/12	1,590	1,221
Klein Independent School District Series A:
5% 8/1/13	1,455	1,533
5% 8/1/14	5,110	5,387
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,335
Lamar Consolidated Independent School District 5.25% 2/15/14	305	311
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,299
5.25% 2/15/13 (FGIC Insured)	1,335	1,337
Lewisville Independent School District 0% 8/15/08	5,000	4,552
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	556
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,530
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (f)	5,475	5,972
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,673
5.5% 2/15/14	2,280	2,420
5.5% 2/15/15	2,270	2,431
5.5% 2/15/16	3,450	3,691
5.5% 2/15/18	1,000	1,058
5.5% 2/15/19	2,530	2,673
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,286
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)	2,700	2,700
5.375% 8/15/11	430	443
Midway Independent School District 0% 8/15/19	1,400	746
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	558
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Montgomery County Gen. Oblig. Series A: - continued
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	$ 3,480	$ 3,767
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,072
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,045
5.5% 8/15/26 (FGIC Insured)	1,225	1,316
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,203
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,769
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,131
5.5% 2/15/13	1,090	1,158
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,299
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	564
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,080
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,069
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	535
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,289
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,106
5.375% 2/15/18	1,370	1,450
5.625% 2/15/11	3,865	4,132
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,077
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,617
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,073
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,127
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (d)	7,300	7,263
5.375% 2/1/17	3,495	3,695
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,665
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,481
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev.: - continued
5.25% 2/1/14 (MBIA Insured)	$ 1,835	$ 1,959
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to 11/15/09 @ 100) (f)	1,000	1,062
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,243
5.625% 8/1/26	1,000	1,090
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,417
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,127
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,854
5.375% 2/1/18	1,400	1,474
Spring Independent School District 0% 2/15/07	5,900	5,763
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,277
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,087
5.375% 8/1/10 (e)	1,900	1,979
5% 8/1/09 (e)	5,000	5,003
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,375
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,035
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,367
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,096
5% 3/15/16 (FSA Insured)	4,565	4,764
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,856
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,769
Series B, 5.625% 7/15/21	2,010	2,108
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000	4,323
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Waxahachie Independent School District:
0% 8/15/14	$ 1,460	$ 1,014
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,082
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,570
White Settlement Independent School District 5.75% 8/15/34	1,250	1,342
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	37
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (f)	1,400	1,506
Ysleta Independent School District 0% 8/15/11	1,100	885
		314,711
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	384
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,335
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,844
		8,563
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,031
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,284
		4,315
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,688
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,860
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,389
5.85% 5/1/08 (e)	1,370	1,385
		7,322
Washington - 7.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,678
0% 6/1/24 (MBIA Insured)	1,525	629
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A: - continued
0% 6/1/29 (MBIA Insured)	$ 5,600	$ 1,763
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,029
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,385
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,699
5.25% 1/1/11 (FSA Insured)	1,715	1,802
5% 1/1/09 (MBIA Insured)	1,265	1,297
5% 1/1/10 (MBIA Insured)	2,000	2,068
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,130
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,589
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	483
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,249
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,382
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,137
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,276
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,042
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (f)	1,000	1,054
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,719
5.5% 1/1/17 (FSA Insured)	2,565	2,726
5.5% 1/1/18 (FSA Insured)	3,010	3,195
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,361
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,231
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	$ 1,705	$ 1,718
4.5% 12/1/09 (FGIC Insured)	855	868
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,104
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,108
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,119
0% 12/1/12 (FGIC Insured)	6,830	5,205
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,562
Series 2001 C, 5.25% 1/1/16	3,000	3,146
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,297
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,858
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,249
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,123
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,797
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,632
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,566
0% 7/1/10	16,000	13,525
0% 7/1/10	2,250	1,902
0% 7/1/12 (MBIA Insured)	4,000	3,072
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,503
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,362
5% 12/1/14 (FSA Insured)	3,245	3,415
		150,917
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	677
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	$ 2,200	$ 2,332
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,536
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,063
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,044
5.5% 3/1/19 (FSA Insured)	60	63
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured)	2,500	2,612
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,059
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	863
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,861
5.75% 8/15/12	1,760	1,885
6% 8/15/16	1,000	1,076
6.25% 8/15/22	1,600	1,732
		17,126
TOTAL MUNICIPAL BONDS (Cost $1,911,083)		1,914,805
Municipal Notes - 1.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - 1.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series DB 189, 4% (Liquidity Facility Deutsche Bank AG) (d)(g)	$ 5,805	$ 5,805
Illinois Health Facilities Auth. Rev. Participating VRDN Series PT 977, 4% (Liquidity Facility Svenska Handelsbanken AB) (d)(g)	21,315	21,315
TOTAL MUNICIPAL NOTES (Cost $27,114)		27,120
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,938,197)		1,941,925
NET OTHER ASSETS - 1.8%		35,114
NET ASSETS - 100%		$ 1,977,039
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ (81)
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	(35)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	32
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(32)
		$ 56,000	$ (116)
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.3%
Electric Utilities	11.1%
Escrowed/Pre-Refunded	10.2%
Transportation	10.2%
Health Care	7.8%
Special Tax	6.2%
Others* (individually less than 5%)	15.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,938,197)		$ 1,941,925
Cash		774
Receivable for investments sold		20,748
Receivable for fund shares sold		1,070
Interest receivable		26,603
Prepaid expenses		4
Other receivables		322
Total assets		1,991,446

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,406
Payable for fund shares redeemed	2,070
Distributions payable	1,918
Swap agreements, at value	116
Accrued management fee	514
Distribution fees payable	2
Other affiliated payables	345
Other payables and accrued expenses	36
Total liabilities		14,407

Net Assets		$ 1,977,039
Net Assets consist of:
Paid in capital		$ 1,972,992
Undistributed net investment income		346
Accumulated undistributed net realized gain (loss) on investments		89
Net unrealized appreciation (depreciation) on investments		3,612
Net Assets		$ 1,977,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415 ÷ 42.33 shares)	$ 9.80

Maximum offering price per share (100/95.25 of $9.80)	$ 10.29
Class T: Net Asset Value and redemption price per share ($2,773 ÷ 283.05 shares)	$ 9.80

Maximum offering price per share (100/96.50 of $9.80)	$ 10.16
Class B: Net Asset Value and offering price per share ($227 ÷ 23.16 shares) A	$ 9.80

Class C: Net Asset Value and offering price per share ($1,120 ÷ 114.30 shares) A	$ 9.80

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,971,424 ÷ 201,278.68 shares)	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,080 ÷ 110.20 shares)	$ 9.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 41,739
Income from affiliated Central Funds		71
Total income		41,810

Expenses
Management fee	$ 3,085
Transfer agent fees	847
Distribution fees	7
Accounting fees and expenses	174
Independent trustees' compensation	4
Custodian fees and expenses	15
Registration fees	71
Audit	31
Legal	2
Miscellaneous	6
Total expenses before reductions	4,242
Expense reductions	(1,028)	3,214
Net investment income		38,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	135
Futures contracts	114
Total net realized gain (loss)		249
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,209)
Swap agreements	(116)
Total change in net unrealized appreciation (depreciation)		(35,325)
Net gain (loss)		(35,076)
Net increase (decrease) in net assets resulting from operations		$ 3,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,596	$ 71,910
Net realized gain (loss)	249	8,840
Change in net unrealized appreciation (depreciation)	(35,325)	(34,596)
Net increase (decrease) in net assets resulting from operations	3,520	46,154
Distributions to shareholders from net investment income	(38,557)	(71,790)
Distributions to shareholders from net realized gain	-	(9,634)
Total distributions	(38,557)	(81,424)
Share transactions - net increase (decrease)	69,958	164,345
Redemption fees	12	16
Total increase (decrease) in net assets	34,933	129,091

Net Assets
Beginning of period	1,942,106	1,813,015
End of period (including undistributed net investment income of $346 and undistributed net investment income of $308, respectively)	$ 1,977,039	$ 1,942,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.182	.060
Net realized and unrealized gain (loss)	(.169)	.051
Total from investment operations	.013	.111
Distributions from net investment income	(.183)	(.061)
Distributions from net realized gain	-	(.040)
Total distributions	(.183)	(.101)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	.12%	1.12%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.61% A
Expenses net of fee waivers, if any	.62% A	.61% A
Expenses net of all reductions	.48% A	.60% A
Net investment income	3.76% A	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.178	.050
Net realized and unrealized gain (loss)	(.169)	.059
Total from investment operations	.009	.109
Distributions from net investment income	(.179)	(.059)
Distributions from net realized gain	-	(.040)
Total distributions	(.179)	(.099)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	.09%	1.10%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.78%A
Expenses net of fee waivers, if any	.68%A	.78%A
Expenses net of all reductions	.58%A	.76%A
Net investment income	3.66%A	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,773	$ 411
Portfolio turnover rate	27%A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.146	.047
Net realized and unrealized gain (loss)	(.169)	.051
Total from investment operations	(.023)	.098
Distributions from net investment income	(.147)	(.048)
Distributions from net realized gain	-	(.040)
Total distributions	(.147)	(.088)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	(.23)%	.99%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.37% A
Expenses net of fee waivers, if any	1.33% A	1.37% A
Expenses net of all reductions	1.23% A	1.35% A
Net investment income	3.00% A	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 227	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.141	.046
Net realized and unrealized gain (loss)	(.170)	.051
Total from investment operations	(.029)	.097
Distributions from net investment income	(.141)	(.047)
Distributions from net realized gain	-	(.040)
Total distributions	(.141)	(.087)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	(.29) %	.98%
Ratios to Average Net Assets G
Expenses before reductions	1.43% A	1.47% A
Expenses net of fee waivers, if any	1.43% A	1.47% A
Expenses net of all reductions	1.33% A	1.45% A
Net investment income	2.90% A	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,120	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78
Income from Investment Operations
Net investment income D	.192	.385	.395	.410	.427	.456
Net realized and unrealized gain (loss)	(.180)	(.131)	(.022)	.120	.444	.073
Total from investment operations	.012	.254	.373	.530	.871	.529
Distributions from net investment income	(.192)	(.384)	(.395)	(.410)	(.431)	(.459)
Distributions from net realized gain	-	(.050)	(.038)	(.140)	(.060)	-
Total distributions	(.192)	(.434)	(.433)	(.550)	(.491)	(.459)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 9.79	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Total Return B, C	.11%	2.56%	3.74%	5.30%	9.02%	5.48%
Ratios to Average Net Assets E
Expenses before reductions	.43% A	.43%	.43%	.44%	.45%	.46%
Expenses net of fee waivers, if any	.43% A	.42%	.43%	.44%	.45%	.46%
Expenses net of all reductions	.32% A	.36%	.42%	.43%	.42%	.39%
Net investment income	3.91% A	3.82%	3.89%	4.00%	4.24%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 1,971	$ 1,941	$ 1,813	$ 1,798	$ 1,758	$ 1,487
Portfolio turnover rate	27% A	24%	26%	31%	31%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.189	.061
Net realized and unrealized gain (loss)	(.167)	.052
Total from investment operations	.022	.113
Distributions from net investment income	(.192)	(.063)
Distributions from net realized gain	-	(.040)
Total distributions	(.192)	(.103)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C	.22%	1.14%
Ratios to Average Net Assets F
Expenses before reductions	.42% A	.48% A
Expenses net of fee waivers, if any	.42% A	.48% A
Expenses net of all reductions	.32% A	.47% A
Net investment income	3.91% A	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,080	$ 179
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,756,616
Unrealized depreciation	(21,651,965)
Net unrealized appreciation (depreciation)	$ 4,104,651
Cost for federal income tax purposes	$ 1,937,820,735

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,168,148 and $260,287,091 respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund's average net assets plus an income based fee of 5% of the fund's gross income throughout the month. For the period, the Fund's total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 170	$ 75
Class T	0%	.25%	2,547	128
Class B	.65%	.25%	708	636
Class C	.75%	.25%	3,259	3,044
			$ 6,684	$ 3,883

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 775
Class T	750
$ 1,525

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 147	.13*
Class T	838	.08*
Class B	62	.08*
Class C	250	.08*
Intermediate Municipal Income	845,527	.09*
Institutional Class	267	.08*
	$ 847,091

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,926 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $14,375.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15,318 and $174,422, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 146
Class T	838
Class B	61
Class C	250
Intermediate Municipal Income	822,813
Institutional Class	267
$ 824,375

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Class A	$ 4,123	$ 616
Class T	36,623	768
Class B	2,328	487
Class C	9,234	470
Intermediate Municipal Income	38,490,972	71,787,077
Institutional Class	13,339	935
Total	$ 38,556,619	$ 71,790,353

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net realized gain
Class A	$ -	$ 403
Class T	-	403
Class B	-	403
Class C	-	403
Intermediate Municipal Income	-	9,631,579
Institutional Class	-	712
Total	$ -	$ 9,633,903

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to
December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	31,805	10,040	$ 314,563	$ 100,000
Reinvestment of distributions	382	102	3,770	1,019
Shares redeemed	-	-	-	-
Net increase (decrease)	32,187	10,142	$ 318,333	$ 101,019
Class T
Shares sold	238,892	41,122	$ 2,373,697	$ 409,515
Reinvestment of distributions	3,260	107	32,181	1,069
Shares redeemed	(335)	-	(3,300)	-
Net increase (decrease)	241,817	41,229	$ 2,402,578	$ 410,584
Class B
Shares sold	12,796	10,040	$ 126,731	$ 100,000
Reinvestment of distributions	233	88	2,297	889
Shares redeemed	-	-	-	-
Net increase (decrease)	13,029	10,128	$ 129,028	$ 100,889
Class C
Shares sold	103,449	10,040	$ 1,027,718	$ 100,000
Reinvestment of distributions	720	88	7,111	873
Shares redeemed	-	-	-	-
Net increase (decrease)	104,169	10,128	$ 1,034,829	$ 100,873

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005
Intermediate Municipal Income
Shares sold	31,214,267	54,794,604	$ 309,409,658	$ 551,450,776
Reinvestment of distributions	2,716,543	5,717,994	26,853,341	57,458,478
Shares redeemed	(27,414,588)	(44,359,637)	(271,106,519)	(445,457,502)
Net increase (decrease)	6,516,222	16,152,961	$ 65,156,480	$ 163,451,752
Institutional Class
Shares sold	101,148	17,756	$ 1,003,584	$ 177,000
Reinvestment of distributions	1,087	166	10,740	1,647
Shares redeemed	(9,960)	-	(98,239)	-
Net increase (decrease)	92,275	17,922	$ 916,085	$ 178,647

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Intermediate Municipal Income (retail class), as well as the fund's relative investment performance for Fidelity Intermediate Municipal Income (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The return of Fidelity Intermediate Municipal Income (retail class) represents the performance of a class with the lowest 12b-1 fee (not necessarily with the lowest total expenses). (The Advisor classes of the fund, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Fidelity Intermediate Municipal Income (retail class).

Semiannual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LIM-USAN-0806
1.787784.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2006

Class A, Class T, Class B, and Class C are classes of Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,001.20	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.72	$ 3.11
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 3.37
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.41
Class B
Actual	$ 1,000.00	$ 997.70	$ 6.59
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 6.66
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class C
Actual	$ 1,000.00	$ 997.10	$ 7.08
Hypothetical A	$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,001.10	$ 2.13
Hypothetical A	$ 1,000.00	$ 1,022.66	$ 2.16
Institutional Class
Actual	$ 1,000.00	$ 1,002.20	$ 2.09
Hypothetical A	$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.62%
Class T	.68%
Class B	1.33%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.42%

Semiannual Report

Investment Changes

Top Five States as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	15.9	18.3
California	13.6	11.0
Illinois	11.3	10.3
New York	9.8	8.4
Washington	7.6	7.9
Top Five Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.3	39.6
Electric Utilities	11.1	12.3
Escrowed/Pre-Refunded	10.2	9.7
Transportation	10.2	11.6
Health Care	7.8	8.3
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	8.7	8.6
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2006
6 months ago
Years	5.1	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
AAA 63.3%	AAA 68.0%
AA,A 26.1%	AA,A 22.1%
BBB 6.6%	BBB 6.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.8%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,200	$ 1,220
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,328
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,724
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,119
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,049
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,092
5.5% 1/1/22	1,100	1,158
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,018
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (f)	1,645	1,723
		19,431
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,101
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,136
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,564
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16 (AMBAC Insured)	1,585	1,672
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,141
		5,513
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. Proj.) 3.65%, tender 8/1/06 (d)(e)	1,000	1,000
California - 13.6%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,505
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,321
5.25% 12/1/18 (FGIC Insured)	5,000	5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	$ 4,000	$ 4,246
5.5% 5/1/15 (AMBAC Insured)	2,600	2,800
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	1,210	1,289
5.25% 7/1/13	3,000	3,210
Series A:
5% 7/1/15	15,200	15,965
5% 7/1/15 (MBIA Insured)	6,100	6,428
5.25% 1/1/11	700	736
5.25% 7/1/13 (MBIA Insured)	10,300	11,052
5.25% 7/1/14	4,400	4,720
5.25% 7/1/14 (FGIC Insured)	9,700	10,439
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,840
5% 2/1/11	2,650	2,757
5% 3/1/15	3,000	3,150
5.25% 2/1/11	4,000	4,203
5.25% 3/1/12	2,210	2,342
5.25% 2/1/15	5,000	5,302
5.25% 2/1/16	8,500	9,003
5.25% 2/1/28	3,400	3,515
5.25% 11/1/29	1,200	1,240
5.25% 2/1/33	6,100	6,267
5.25% 12/1/33	6,755	6,971
5.25% 4/1/34	6,600	6,802
5.5% 3/1/11	8,500	9,029
5.5% 4/1/13 (AMBAC Insured)	1,000	1,083
5.5% 4/1/30	10,515	11,181
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,406
5.5% 11/1/33	21,355	22,722
5.625% 5/1/20	475	503
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	828
5.75% 10/1/10	2,200	2,351
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,061
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	9,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	$ 5,600	$ 6,019
Series 2005 A, 5.25% 6/1/30	4,300	4,432
Series 2005 K, 5% 11/1/16	7,195	7,483
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,262
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,590
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,950
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,464
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,910
0% 1/15/27 (a)	1,000	871
5% 1/15/16 (MBIA Insured)	1,000	1,041
5.75% 1/15/40	1,600	1,649
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,237
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	3,600	3,726
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,345
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,258
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,485
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,618
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,693
5% 1/1/11 (FSA Insured) (e)	1,740	1,784
5% 1/1/12 (FSA Insured) (e)	1,835	1,887
5% 1/1/08 (FSA Insured) (e)	1,510	1,527
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	3,190	3,419
5.375% 7/1/18 (Pre-Refunded to 7/1/13 @ 100) (f)	2,100	2,280
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	$ 2,680	$ 3,042
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured)	1,180	1,221
Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,260
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,168
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,500
5.25% 10/1/10	1,620	1,690
San Francisco City & County Arpt. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,392
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,876
		269,649
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	3,853
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,755
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,049
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	5,000	2,274
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,103
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,890
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,035
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (e)	4,500	4,433
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,110
5.75% 12/15/22 (FGIC Insured)	1,000	1,108
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,446
Series B, 0% 9/1/15 (MBIA Insured)	1,400	922
		27,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	$ 1,930	$ 2,067
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,371
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,045
5.25% 6/1/10 (MBIA Insured)	1,980	2,044
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,618
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,376
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,602
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,878
		18,001
Florida - 3.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	720	745
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,443
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,192
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,806
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,610
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,000
Series B, 5% 11/15/17	1,200	1,221
3.95%, tender 9/1/12 (d)	7,550	7,400
5%, tender 11/16/09 (d)	5,000	5,122
5.25% 11/15/11	3,735	3,836
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,923
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,032
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,592
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	$ 1,400	$ 1,452
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,736
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,530	4,647
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,715
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,105
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,462
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,070
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,735
		67,844
Georgia - 1.5%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,679
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,216
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,261
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,725
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (f)	1,500	1,630
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @ 101) (f)	1,440	1,538
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,006
5% 1/1/10 (FSA Insured)	3,370	3,481
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,126
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,709
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,794
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	775
		28,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	$ 3,700	$ 4,208
Illinois - 9.9%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,315
5.5% 12/1/23 (MBIA Insured)	1,000	1,080
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	748
Series A, 0% 12/1/16 (FGIC Insured)	1,000	617
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,644
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,146
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,047
5.25% 1/1/33 (MBIA Insured)	2,930	3,016
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	74
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,303
5.25% 1/1/11 (FSA Insured)	2,070	2,174
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,269
Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,038
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,791
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,507
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,148
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,408
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,083
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,543
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,853
5.5% 1/1/18 (FGIC Insured)	370	390
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,356
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,058
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,570
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	5,000	5,118
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Cmnty. Consolidated School District #21, Wheeling: - continued
0% 12/1/18 (Escrowed to Maturity) (f)	$ 3,900	$ 2,203
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,726
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,403
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,494
0% 11/1/17	2,700	1,591
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,176
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,082
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,127
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,003
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,625
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,521
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,544
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,650
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,549
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,364
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,026
5% 10/1/10	1,235	1,275
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,899
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,060
5.375% 7/1/15 (MBIA Insured)	1,300	1,385
5.5% 8/1/10	1,400	1,479
5.5% 4/1/16 (FSA Insured)	1,000	1,073
5.5% 2/1/18 (FGIC Insured)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/19 (MBIA Insured)	$ 1,250	$ 1,339
5.5% 4/1/17 (MBIA Insured)	2,600	2,727
5.6% 4/1/21 (MBIA Insured)	2,800	2,939
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,052
7% 5/15/22	5,000	5,410
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,717
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,088
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,468
6% 6/15/20	1,600	1,711
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	7,756
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,639
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (f)	2,580	2,806
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,542
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,669
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,024
0% 12/1/14 (FSA Insured)	5,180	3,546
0% 12/1/15 (FSA Insured)	3,810	2,480
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,029
0% 12/1/10 (FSA Insured)	3,380	2,814
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,625
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	$ 7,780	$ 6,320
0% 6/15/16 (FGIC Insured)	2,050	1,298
0% 6/15/17 (FGIC Insured)	3,240	1,951
0% 6/15/20 (FGIC Insured)	1,400	723
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,897
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,060
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,356
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	768
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	685
		195,521
Indiana - 5.1%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,205
5.5% 7/15/22 (Pre-Refunded to 7/15/14 @ 100) (f)	2,210	2,417
5.5% 7/15/23 (Pre-Refunded to 7/15/14 @ 100) (f)	1,000	1,093
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,540
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15 (FSA Insured)	1,805	1,902
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,207
5% 1/10/14 (FSA Insured)	1,180	1,242
5% 7/10/14 (FSA Insured)	1,215	1,282
5% 7/10/16 (FSA Insured)	1,180	1,230
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,473
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,725
5% 7/15/17 (MBIA Insured)	1,720	1,803
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	3,979
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
East Allen Woodlan School Bldg. Corp.: - continued
5% 1/15/12 (MBIA Insured)	$ 1,295	$ 1,357
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,796
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,222
5.5% 7/15/12 (FSA Insured)	1,280	1,380
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,845
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,082
5.25% 7/15/16 (FSA Insured)	2,095	2,247
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,154
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,236
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	866
0% 6/1/18 (AMBAC Insured)	1,740	999
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,814
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,167
Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,633
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,668
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,084
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,333
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,704
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,170
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,304
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,089
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,203
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,483
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Portage Township Multi-School Bldg. Corp.: - continued
5.25% 7/15/27 (MBIA Insured)	$ 1,310	$ 1,365
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)(d)	2,000	2,010
4.9%, tender 6/1/07 (d)	5,005	5,023
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,765
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,773
5% 7/15/17 (FGIC Insured)	2,000	2,073
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,537
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,053
		100,225
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,154
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,823
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,303
5.25% 12/1/11 (MBIA Insured)	1,805	1,864
Series II, 5.5% 11/1/19	1,000	1,074
5.5% 11/1/20	1,000	1,074
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,620
		10,758
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,691
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,390
		4,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.7%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$ 1,070	$ 1,145
5.25% 3/1/16 (FSA Insured)	1,290	1,382
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,046
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,294
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,332
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,009
		13,208
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	2,710	2,916
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	276
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,418
6.375% 8/1/15	2,460	2,650
6.375% 8/1/16	2,570	2,769
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,137
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,270
5.75% 6/15/13	3,000	3,193
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,246
Series 2005 C, 5.25% 9/1/23	6,300	6,670
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,131
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,889
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,283
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,563
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/14 (AMBAC Insured) (e)	$ 1,000	$ 1,041
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,177
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	5,250	5,393
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig. 5% 8/1/17 (MBIA Insured)	5,640	5,895
		62,070
Michigan - 3.1%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,078
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,579
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,097
5% 9/30/12 (MBIA Insured)	1,500	1,580
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,715
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,407
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,280
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	196
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,508
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	2,970
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,066
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,026
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,051
5.5% 3/1/17	1,885	1,981
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,124
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	$ 1,915	$ 2,027
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,563
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,088
Troy School District 5% 5/1/12 (MBIA Insured)	1,075	1,129
		60,675
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,288
5.625% 12/1/22	575	603
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,526
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,132
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,484
		12,033
Mississippi - 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,737
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,260
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,932
		6,929
Missouri - 0.6%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,026
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Proj.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,080
5% 9/1/16 (FSA Insured)	2,030	2,113
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	$ 2,315	$ 2,422
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,535
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,088
		12,374
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,295
Nevada - 1.1%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,561
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,143
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (f)	1,500	1,586
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (e)	5,735	5,792
Clark County School District:
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,072
Series F, 5.375% 6/15/11 (FSA Insured)	4,700	4,985
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,422
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,608
		21,169
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,249
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,338
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC Insured) (c)	1,690	1,703
		5,290
New Jersey - 2.8%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	$ 1,200	$ 1,249
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,063
5.25% 3/1/15	3,000	3,193
5.25% 3/1/23	1,500	1,575
5.25% 3/1/26	4,700	4,916
Series O:
5.25% 3/1/21 (MBIA Insured)	1,200	1,268
5.25% 3/1/25	4,200	4,396
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,692
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,341
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,817
5.75% 6/1/32	4,755	4,949
6.125% 6/1/24	6,400	6,846
6.375% 6/1/32	2,755	2,984
6.75% 6/1/39	3,735	4,149
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,150
		54,557
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,434
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,035
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,100
		5,569
New York - 9.8%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,157
5.75% 5/1/22 (FSA Insured)	2,240	2,402
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,203
5.75% 5/1/25 (FSA Insured)	1,715	1,882
5.75% 5/1/19 (FSA Insured)	5,590	6,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/22 (FSA Insured)	$ 8,525	$ 9,391
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,675
5% 6/1/11	1,075	1,111
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,050
5.25% 11/15/14	1,000	1,069
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,474
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,497
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,711
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,070
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	850	886
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,873
Series 2000 A, 6.5% 5/15/11	1,950	2,130
Series 2002 C, 5.5% 8/1/13	2,000	2,142
Series 2003 I, 5.75% 3/1/16	2,100	2,274
Series 2005 G, 5% 8/1/14	6,500	6,798
Series 2005 J, 5% 3/1/12	3,020	3,145
Series 2005 K, 5% 8/1/11	6,000	6,239
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series C, 5.75% 3/15/27 (FSA Insured)	390	418
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,053
Series J, 5.875% 2/15/19	10	10
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,828
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	1,810	1,816
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (f)	6,925	7,620
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,639
5.75% 7/1/13 (AMBAC Insured)	1,100	1,180
Series C, 7.5% 7/1/10	5,085	5,425
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	$ 9,000	$ 9,443
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	446
Series 2003 A, 5% 3/15/09	3,000	3,086
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,124
4.875% 6/15/20	2,200	2,244
5% 6/15/15	775	799
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,282
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	816
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,782
New York Transitional Fin. Auth. Rev.:
Series A, 5.75% 2/15/16	30	32
Series B, 5.25% 2/1/29 (b)	3,200	3,353
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	4,100	4,371
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,857
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,309
5.25% 6/1/22 (AMBAC Insured)	3,450	3,617
5.5% 6/1/14	3,200	3,325
5.5% 6/1/15	8,000	8,391
Series C1:
5.5% 6/1/14	3,900	4,052
5.5% 6/1/15	4,100	4,300
5.5% 6/1/16	1,600	1,692
5.5% 6/1/17	3,900	4,117
5.5% 6/1/18	5,165	5,488
5.5% 6/1/20	800	851
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	$ 8,175	$ 8,682
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (f)	13,000	13,972
		194,478
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,435
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,242
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,564
		13,241
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,673
5.25% 6/1/20 (AMBAC Insured)	1,520	1,597
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,486
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	941
Series A:
5.5% 1/1/11	1,580	1,657
5.75% 1/1/26	1,000	1,052
Series B, 6.125% 1/1/09	2,120	2,215
Series C:
5.25% 1/1/10	2,630	2,715
5.5% 1/1/07	500	503
Series D:
5.375% 1/1/10	3,330	3,451
6% 1/1/09	2,430	2,486
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,592
		22,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 3,944
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,154
		5,098
Ohio - 0.6%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,151
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,139
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	3,000	3,210
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%, tender 7/1/06 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,325
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,052
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,611
		11,515
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	793
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,127
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,350	3,681
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,127
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,346
5.5% 10/1/20 (FGIC Insured)	1,550	1,674
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,235
		16,983
Oregon - 0.3%
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	$ 1,320	$ 1,356
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,621
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,080
		6,110
Pennsylvania - 2.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (e)	2,000	2,017
5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,288
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,344
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,404
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,490
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (MBIA Insured)	1,000	1,207
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,479
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,185
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,526
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,378
6.5% 11/1/16 (e)	1,100	1,187
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,280
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,469
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,318
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,702
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,047
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,546
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,189
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,207
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,713
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,436
		48,896
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,162
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (d)	1,000	1,001
		7,163
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,090
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,823
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,426
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,635
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,762
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	702
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,259
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,800	1,890
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,103
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A:
5.5% 1/1/14 (FGIC Insured)	$ 1,300	$ 1,412
5.5% 1/1/16 (FGIC Insured)	2,705	2,958
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,149
5% 6/1/17 (MBIA Insured)	2,035	2,136
		28,255
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,128
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,247
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,493
		6,868
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,171
5% 12/15/11	3,285	3,405
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,318
6.25% 1/1/13 (MBIA Insured)	1,700	1,895
7.25% 1/1/10 (MBIA Insured)	8,000	8,814
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,823
5% 9/1/11 (MBIA Insured)	1,835	1,910
5% 9/1/13 (MBIA Insured)	2,010	2,103
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,140
		27,579
Texas - 15.9%
Abilene Independent School District 5% 2/15/17	1,090	1,137
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,078
Arlington Independent School District 0% 2/15/07	1,570	1,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Cmnty. College District 5.5% 8/1/34	$ 1,900	$ 2,034
Austin Independent School District:
5.25% 8/1/11	3,515	3,711
5.7% 8/1/11	1,070	1,071
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,337
0% 11/15/12 (AMBAC Insured)	5,645	4,296
0% 5/15/17 (FGIC Insured)	1,900	1,150
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10 (MBIA Insured) (c)	1,735	1,797
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,452
5.375% 5/1/16 (FSA Insured)	1,425	1,511
5.375% 5/1/17 (FSA Insured)	1,490	1,576
Birdville Independent School District:
0% 2/15/12	4,150	3,262
5% 2/15/10	1,200	1,243
Boerne Independent School District 5.25% 2/1/35	1,300	1,348
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,600
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,216
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (f)	195	193
Clint Independent School District 5.5% 8/15/18	1,000	1,072
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,622
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,220
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,338
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,632
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,455
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,113
Del Valle Independent School District:
5% 2/1/15	2,015	2,109
5% 2/1/16	2,195	2,288
5.5% 2/1/10	1,275	1,341
5.5% 2/1/11	1,350	1,435
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
El Paso Independent School District 5% 8/15/15	$ 2,160	$ 2,278
Fort Worth Independent School District 5% 2/15/12	1,500	1,572
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,083
Gainesville Independent School District 5.25% 2/15/36	1,000	1,048
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,036
5.5% 2/15/12	2,180	2,293
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,225
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,468
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,908
Series A:
5% 10/1/08 (c)	3,775	3,865
5.25% 8/15/35 (FSA Insured)	4,600	4,763
0% 10/1/16 (MBIA Insured)	6,180	3,860
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,686
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,879
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,068
5.5% 3/1/18 (FGIC Insured)	1,140	1,211
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,341
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,083
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	258
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,056
0% 8/15/10 (AMBAC Insured)	2,200	1,855
0% 8/15/15	2,000	1,319
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,164
0% 12/1/11 (AMBAC Insured)	8,250	6,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Humble Independent School District:
0% 2/15/10	$ 2,320	$ 1,999
0% 2/15/16	1,250	807
0% 2/15/17	1,400	858
Katy Independent School District Series A, 0% 2/15/07	2,550	2,491
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	606
Series A, 0% 8/15/12	1,590	1,221
Klein Independent School District Series A:
5% 8/1/13	1,455	1,533
5% 8/1/14	5,110	5,387
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,335
Lamar Consolidated Independent School District 5.25% 2/15/14	305	311
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,299
5.25% 2/15/13 (FGIC Insured)	1,335	1,337
Lewisville Independent School District 0% 8/15/08	5,000	4,552
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	556
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,530
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (f)	5,475	5,972
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,673
5.5% 2/15/14	2,280	2,420
5.5% 2/15/15	2,270	2,431
5.5% 2/15/16	3,450	3,691
5.5% 2/15/18	1,000	1,058
5.5% 2/15/19	2,530	2,673
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,286
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)	2,700	2,700
5.375% 8/15/11	430	443
Midway Independent School District 0% 8/15/19	1,400	746
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	558
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Montgomery County Gen. Oblig. Series A: - continued
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	$ 3,480	$ 3,767
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,072
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,045
5.5% 8/15/26 (FGIC Insured)	1,225	1,316
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,203
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,769
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,131
5.5% 2/15/13	1,090	1,158
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,299
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	564
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,080
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,069
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	535
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,289
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,106
5.375% 2/15/18	1,370	1,450
5.625% 2/15/11	3,865	4,132
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,077
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,617
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,073
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,127
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (d)	7,300	7,263
5.375% 2/1/17	3,495	3,695
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,665
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,481
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev.: - continued
5.25% 2/1/14 (MBIA Insured)	$ 1,835	$ 1,959
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to 11/15/09 @ 100) (f)	1,000	1,062
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,243
5.625% 8/1/26	1,000	1,090
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,417
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,127
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,854
5.375% 2/1/18	1,400	1,474
Spring Independent School District 0% 2/15/07	5,900	5,763
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,277
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,087
5.375% 8/1/10 (e)	1,900	1,979
5% 8/1/09 (e)	5,000	5,003
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,375
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,035
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,367
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,096
5% 3/15/16 (FSA Insured)	4,565	4,764
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,856
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,769
Series B, 5.625% 7/15/21	2,010	2,108
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000	4,323
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Waxahachie Independent School District:
0% 8/15/14	$ 1,460	$ 1,014
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,082
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,570
White Settlement Independent School District 5.75% 8/15/34	1,250	1,342
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	37
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (f)	1,400	1,506
Ysleta Independent School District 0% 8/15/11	1,100	885
		314,711
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	384
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,335
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,844
		8,563
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,031
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,284
		4,315
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,688
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,860
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,389
5.85% 5/1/08 (e)	1,370	1,385
		7,322
Washington - 7.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,678
0% 6/1/24 (MBIA Insured)	1,525	629
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A: - continued
0% 6/1/29 (MBIA Insured)	$ 5,600	$ 1,763
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,029
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,385
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,699
5.25% 1/1/11 (FSA Insured)	1,715	1,802
5% 1/1/09 (MBIA Insured)	1,265	1,297
5% 1/1/10 (MBIA Insured)	2,000	2,068
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,130
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,589
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	483
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,249
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,382
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,137
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,276
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,042
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (f)	1,000	1,054
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,719
5.5% 1/1/17 (FSA Insured)	2,565	2,726
5.5% 1/1/18 (FSA Insured)	3,010	3,195
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,361
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,231
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	$ 1,705	$ 1,718
4.5% 12/1/09 (FGIC Insured)	855	868
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,104
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,108
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,119
0% 12/1/12 (FGIC Insured)	6,830	5,205
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,562
Series 2001 C, 5.25% 1/1/16	3,000	3,146
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,297
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,858
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,249
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,123
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,797
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,632
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,566
0% 7/1/10	16,000	13,525
0% 7/1/10	2,250	1,902
0% 7/1/12 (MBIA Insured)	4,000	3,072
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,503
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,362
5% 12/1/14 (FSA Insured)	3,245	3,415
		150,917
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	677
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	$ 2,200	$ 2,332
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,536
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,063
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,044
5.5% 3/1/19 (FSA Insured)	60	63
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured)	2,500	2,612
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,059
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	863
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,861
5.75% 8/15/12	1,760	1,885
6% 8/15/16	1,000	1,076
6.25% 8/15/22	1,600	1,732
		17,126
TOTAL MUNICIPAL BONDS (Cost $1,911,083)		1,914,805
Municipal Notes - 1.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - 1.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series DB 189, 4% (Liquidity Facility Deutsche Bank AG) (d)(g)	$ 5,805	$ 5,805
Illinois Health Facilities Auth. Rev. Participating VRDN Series PT 977, 4% (Liquidity Facility Svenska Handelsbanken AB) (d)(g)	21,315	21,315
TOTAL MUNICIPAL NOTES (Cost $27,114)		27,120
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,938,197)		1,941,925
NET OTHER ASSETS - 1.8%		35,114
NET ASSETS - 100%		$ 1,977,039
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ (81)
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	(35)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	32
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(32)
		$ 56,000	$ (116)
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.3%
Electric Utilities	11.1%
Escrowed/Pre-Refunded	10.2%
Transportation	10.2%
Health Care	7.8%
Special Tax	6.2%
Others* (individually less than 5%)	15.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,938,197)		$ 1,941,925
Cash		774
Receivable for investments sold		20,748
Receivable for fund shares sold		1,070
Interest receivable		26,603
Prepaid expenses		4
Other receivables		322
Total assets		1,991,446

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,406
Payable for fund shares redeemed	2,070
Distributions payable	1,918
Swap agreements, at value	116
Accrued management fee	514
Distribution fees payable	2
Other affiliated payables	345
Other payables and accrued expenses	36
Total liabilities		14,407

Net Assets		$ 1,977,039
Net Assets consist of:
Paid in capital		$ 1,972,992
Undistributed net investment income		346
Accumulated undistributed net realized gain (loss) on investments		89
Net unrealized appreciation (depreciation) on investments		3,612
Net Assets		$ 1,977,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415 ÷ 42.33 shares)	$ 9.80

Maximum offering price per share (100/95.25 of $9.80)	$ 10.29
Class T: Net Asset Value and redemption price per share ($2,773 ÷ 283.05 shares)	$ 9.80

Maximum offering price per share (100/96.50 of $9.80)	$ 10.16
Class B: Net Asset Value and offering price per share ($227 ÷ 23.16 shares) A	$ 9.80

Class C: Net Asset Value and offering price per share ($1,120 ÷ 114.30 shares) A	$ 9.80

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,971,424 ÷ 201,278.68 shares)	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,080 ÷ 110.20 shares)	$ 9.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 41,739
Income from affiliated Central Funds		71
Total income		41,810

Expenses
Management fee	$ 3,085
Transfer agent fees	847
Distribution fees	7
Accounting fees and expenses	174
Independent trustees' compensation	4
Custodian fees and expenses	15
Registration fees	71
Audit	31
Legal	2
Miscellaneous	6
Total expenses before reductions	4,242
Expense reductions	(1,028)	3,214
Net investment income		38,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	135
Futures contracts	114
Total net realized gain (loss)		249
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,209)
Swap agreements	(116)
Total change in net unrealized appreciation (depreciation)		(35,325)
Net gain (loss)		(35,076)
Net increase (decrease) in net assets resulting from operations		$ 3,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,596	$ 71,910
Net realized gain (loss)	249	8,840
Change in net unrealized appreciation (depreciation)	(35,325)	(34,596)
Net increase (decrease) in net assets resulting from operations	3,520	46,154
Distributions to shareholders from net investment income	(38,557)	(71,790)
Distributions to shareholders from net realized gain	-	(9,634)
Total distributions	(38,557)	(81,424)
Share transactions - net increase (decrease)	69,958	164,345
Redemption fees	12	16
Total increase (decrease) in net assets	34,933	129,091

Net Assets
Beginning of period	1,942,106	1,813,015
End of period (including undistributed net investment income of $346 and undistributed net investment income of $308, respectively)	$ 1,977,039	$ 1,942,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.182	.060
Net realized and unrealized gain (loss)	(.169)	.051
Total from investment operations	.013	.111
Distributions from net investment income	(.183)	(.061)
Distributions from net realized gain	-	(.040)
Total distributions	(.183)	(.101)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	.12%	1.12%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.61% A
Expenses net of fee waivers, if any	.62% A	.61% A
Expenses net of all reductions	.48% A	.60% A
Net investment income	3.76% A	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.178	.050
Net realized and unrealized gain (loss)	(.169)	.059
Total from investment operations	.009	.109
Distributions from net investment income	(.179)	(.059)
Distributions from net realized gain	-	(.040)
Total distributions	(.179)	(.099)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	.09%	1.10%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.78%A
Expenses net of fee waivers, if any	.68%A	.78%A
Expenses net of all reductions	.58%A	.76%A
Net investment income	3.66%A	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,773	$ 411
Portfolio turnover rate	27%A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.146	.047
Net realized and unrealized gain (loss)	(.169)	.051
Total from investment operations	(.023)	.098
Distributions from net investment income	(.147)	(.048)
Distributions from net realized gain	-	(.040)
Total distributions	(.147)	(.088)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	(.23)%	.99%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.37% A
Expenses net of fee waivers, if any	1.33% A	1.37% A
Expenses net of all reductions	1.23% A	1.35% A
Net investment income	3.00% A	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 227	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.141	.046
Net realized and unrealized gain (loss)	(.170)	.051
Total from investment operations	(.029)	.097
Distributions from net investment income	(.141)	(.047)
Distributions from net realized gain	-	(.040)
Total distributions	(.141)	(.087)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	(.29) %	.98%
Ratios to Average Net Assets G
Expenses before reductions	1.43% A	1.47% A
Expenses net of fee waivers, if any	1.43% A	1.47% A
Expenses net of all reductions	1.33% A	1.45% A
Net investment income	2.90% A	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,120	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78
Income from Investment Operations
Net investment income D	.192	.385	.395	.410	.427	.456
Net realized and unrealized gain (loss)	(.180)	(.131)	(.022)	.120	.444	.073
Total from investment operations	.012	.254	.373	.530	.871	.529
Distributions from net investment income	(.192)	(.384)	(.395)	(.410)	(.431)	(.459)
Distributions from net realized gain	-	(.050)	(.038)	(.140)	(.060)	-
Total distributions	(.192)	(.434)	(.433)	(.550)	(.491)	(.459)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 9.79	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Total Return B, C	.11%	2.56%	3.74%	5.30%	9.02%	5.48%
Ratios to Average Net Assets E
Expenses before reductions	.43% A	.43%	.43%	.44%	.45%	.46%
Expenses net of fee waivers, if any	.43% A	.42%	.43%	.44%	.45%	.46%
Expenses net of all reductions	.32% A	.36%	.42%	.43%	.42%	.39%
Net investment income	3.91% A	3.82%	3.89%	4.00%	4.24%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 1,971	$ 1,941	$ 1,813	$ 1,798	$ 1,758	$ 1,487
Portfolio turnover rate	27% A	24%	26%	31%	31%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.189	.061
Net realized and unrealized gain (loss)	(.167)	.052
Total from investment operations	.022	.113
Distributions from net investment income	(.192)	(.063)
Distributions from net realized gain	-	(.040)
Total distributions	(.192)	(.103)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C	.22%	1.14%
Ratios to Average Net Assets F
Expenses before reductions	.42% A	.48% A
Expenses net of fee waivers, if any	.42% A	.48% A
Expenses net of all reductions	.32% A	.47% A
Net investment income	3.91% A	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,080	$ 179
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,756,616
Unrealized depreciation	(21,651,965)
Net unrealized appreciation (depreciation)	$ 4,104,651
Cost for federal income tax purposes	$ 1,937,820,735

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,168,148 and $260,287,091 respectively.

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4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund's average net assets plus an income based fee of 5% of the fund's gross income throughout the month. For the period, the Fund's total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 170	$ 75
Class T	0%	.25%	2,547	128
Class B	.65%	.25%	708	636
Class C	.75%	.25%	3,259	3,044
			$ 6,684	$ 3,883

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 775
Class T	750
$ 1,525

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 147	.13*
Class T	838	.08*
Class B	62	.08*
Class C	250	.08*
Intermediate Municipal Income	845,527	.09*
Institutional Class	267	.08*
	$ 847,091

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,926 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $14,375.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15,318 and $174,422, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 146
Class T	838
Class B	61
Class C	250
Intermediate Municipal Income	822,813
Institutional Class	267
$ 824,375

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Class A	$ 4,123	$ 616
Class T	36,623	768
Class B	2,328	487
Class C	9,234	470
Intermediate Municipal Income	38,490,972	71,787,077
Institutional Class	13,339	935
Total	$ 38,556,619	$ 71,790,353

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Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net realized gain
Class A	$ -	$ 403
Class T	-	403
Class B	-	403
Class C	-	403
Intermediate Municipal Income	-	9,631,579
Institutional Class	-	712
Total	$ -	$ 9,633,903

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to
December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	31,805	10,040	$ 314,563	$ 100,000
Reinvestment of distributions	382	102	3,770	1,019
Shares redeemed	-	-	-	-
Net increase (decrease)	32,187	10,142	$ 318,333	$ 101,019
Class T
Shares sold	238,892	41,122	$ 2,373,697	$ 409,515
Reinvestment of distributions	3,260	107	32,181	1,069
Shares redeemed	(335)	-	(3,300)	-
Net increase (decrease)	241,817	41,229	$ 2,402,578	$ 410,584
Class B
Shares sold	12,796	10,040	$ 126,731	$ 100,000
Reinvestment of distributions	233	88	2,297	889
Shares redeemed	-	-	-	-
Net increase (decrease)	13,029	10,128	$ 129,028	$ 100,889
Class C
Shares sold	103,449	10,040	$ 1,027,718	$ 100,000
Reinvestment of distributions	720	88	7,111	873
Shares redeemed	-	-	-	-
Net increase (decrease)	104,169	10,128	$ 1,034,829	$ 100,873

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005
Intermediate Municipal Income
Shares sold	31,214,267	54,794,604	$ 309,409,658	$ 551,450,776
Reinvestment of distributions	2,716,543	5,717,994	26,853,341	57,458,478
Shares redeemed	(27,414,588)	(44,359,637)	(271,106,519)	(445,457,502)
Net increase (decrease)	6,516,222	16,152,961	$ 65,156,480	$ 163,451,752
Institutional Class
Shares sold	101,148	17,756	$ 1,003,584	$ 177,000
Reinvestment of distributions	1,087	166	10,740	1,647
Shares redeemed	(9,960)	-	(98,239)	-
Net increase (decrease)	92,275	17,922	$ 916,085	$ 178,647

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Intermediate Municipal Income (retail class), as well as the fund's relative investment performance for Fidelity Intermediate Municipal Income (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The return of Fidelity Intermediate Municipal Income (retail class) represents the performance of a class with the lowest 12b-1 fee (not necessarily with the lowest total expenses). (The Advisor classes of the fund, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Fidelity Intermediate Municipal Income (retail class).

Semiannual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-USAN-0806
1.820154.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Intermediate Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2006

Institutional Class is a class of Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,001.20	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.72	$ 3.11
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 3.37
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.41
Class B
Actual	$ 1,000.00	$ 997.70	$ 6.59
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 6.66
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class C
Actual	$ 1,000.00	$ 997.10	$ 7.08
Hypothetical A	$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,001.10	$ 2.13
Hypothetical A	$ 1,000.00	$ 1,022.66	$ 2.16
Institutional Class
Actual	$ 1,000.00	$ 1,002.20	$ 2.09
Hypothetical A	$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.62%
Class T	.68%
Class B	1.33%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.42%

Semiannual Report

Investment Changes

Top Five States as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	15.9	18.3
California	13.6	11.0
Illinois	11.3	10.3
New York	9.8	8.4
Washington	7.6	7.9
Top Five Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.3	39.6
Electric Utilities	11.1	12.3
Escrowed/Pre-Refunded	10.2	9.7
Transportation	10.2	11.6
Health Care	7.8	8.3
Average Years to Maturity as of June 30, 2006
		6 months ago
Years	8.7	8.6
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2006
6 months ago
Years	5.1	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
AAA 63.3%	AAA 68.0%
AA,A 26.1%	AA,A 22.1%
BBB 6.6%	BBB 6.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.8%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,200	$ 1,220
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,328
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,724
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,119
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,049
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,092
5.5% 1/1/22	1,100	1,158
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,018
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (f)	1,645	1,723
		19,431
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,101
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,136
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,564
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16 (AMBAC Insured)	1,585	1,672
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,141
		5,513
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. Proj.) 3.65%, tender 8/1/06 (d)(e)	1,000	1,000
California - 13.6%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,505
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,321
5.25% 12/1/18 (FGIC Insured)	5,000	5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	$ 4,000	$ 4,246
5.5% 5/1/15 (AMBAC Insured)	2,600	2,800
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	1,210	1,289
5.25% 7/1/13	3,000	3,210
Series A:
5% 7/1/15	15,200	15,965
5% 7/1/15 (MBIA Insured)	6,100	6,428
5.25% 1/1/11	700	736
5.25% 7/1/13 (MBIA Insured)	10,300	11,052
5.25% 7/1/14	4,400	4,720
5.25% 7/1/14 (FGIC Insured)	9,700	10,439
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,840
5% 2/1/11	2,650	2,757
5% 3/1/15	3,000	3,150
5.25% 2/1/11	4,000	4,203
5.25% 3/1/12	2,210	2,342
5.25% 2/1/15	5,000	5,302
5.25% 2/1/16	8,500	9,003
5.25% 2/1/28	3,400	3,515
5.25% 11/1/29	1,200	1,240
5.25% 2/1/33	6,100	6,267
5.25% 12/1/33	6,755	6,971
5.25% 4/1/34	6,600	6,802
5.5% 3/1/11	8,500	9,029
5.5% 4/1/13 (AMBAC Insured)	1,000	1,083
5.5% 4/1/30	10,515	11,181
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,406
5.5% 11/1/33	21,355	22,722
5.625% 5/1/20	475	503
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	828
5.75% 10/1/10	2,200	2,351
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,061
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	9,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	$ 5,600	$ 6,019
Series 2005 A, 5.25% 6/1/30	4,300	4,432
Series 2005 K, 5% 11/1/16	7,195	7,483
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,262
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,590
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,950
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,464
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,910
0% 1/15/27 (a)	1,000	871
5% 1/15/16 (MBIA Insured)	1,000	1,041
5.75% 1/15/40	1,600	1,649
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,237
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	3,600	3,726
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,345
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,258
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,485
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,618
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,693
5% 1/1/11 (FSA Insured) (e)	1,740	1,784
5% 1/1/12 (FSA Insured) (e)	1,835	1,887
5% 1/1/08 (FSA Insured) (e)	1,510	1,527
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	3,190	3,419
5.375% 7/1/18 (Pre-Refunded to 7/1/13 @ 100) (f)	2,100	2,280
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	$ 2,680	$ 3,042
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured)	1,180	1,221
Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,260
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,168
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,500
5.25% 10/1/10	1,620	1,690
San Francisco City & County Arpt. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,392
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,876
		269,649
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	3,853
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,755
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,049
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	5,000	2,274
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,103
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,890
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,035
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (e)	4,500	4,433
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,110
5.75% 12/15/22 (FGIC Insured)	1,000	1,108
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,446
Series B, 0% 9/1/15 (MBIA Insured)	1,400	922
		27,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	$ 1,930	$ 2,067
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,371
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,045
5.25% 6/1/10 (MBIA Insured)	1,980	2,044
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,618
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,376
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,602
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,878
		18,001
Florida - 3.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	720	745
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,443
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,192
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,806
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,610
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,000
Series B, 5% 11/15/17	1,200	1,221
3.95%, tender 9/1/12 (d)	7,550	7,400
5%, tender 11/16/09 (d)	5,000	5,122
5.25% 11/15/11	3,735	3,836
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,923
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,032
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,592
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	$ 1,400	$ 1,452
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,736
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,530	4,647
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,715
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,105
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,462
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,070
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,735
		67,844
Georgia - 1.5%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,679
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,216
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,261
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,725
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (f)	1,500	1,630
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @ 101) (f)	1,440	1,538
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,006
5% 1/1/10 (FSA Insured)	3,370	3,481
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,126
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,709
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,794
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	775
		28,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	$ 3,700	$ 4,208
Illinois - 9.9%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,315
5.5% 12/1/23 (MBIA Insured)	1,000	1,080
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	748
Series A, 0% 12/1/16 (FGIC Insured)	1,000	617
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,644
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,146
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,047
5.25% 1/1/33 (MBIA Insured)	2,930	3,016
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	74
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,303
5.25% 1/1/11 (FSA Insured)	2,070	2,174
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,269
Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,038
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,791
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,507
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,148
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,408
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,083
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,543
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,853
5.5% 1/1/18 (FGIC Insured)	370	390
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,356
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,058
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,570
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	5,000	5,118
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Cmnty. Consolidated School District #21, Wheeling: - continued
0% 12/1/18 (Escrowed to Maturity) (f)	$ 3,900	$ 2,203
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,726
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,403
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,494
0% 11/1/17	2,700	1,591
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,176
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,082
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,127
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,003
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,625
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,521
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,544
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,650
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,549
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,364
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,026
5% 10/1/10	1,235	1,275
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,899
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,060
5.375% 7/1/15 (MBIA Insured)	1,300	1,385
5.5% 8/1/10	1,400	1,479
5.5% 4/1/16 (FSA Insured)	1,000	1,073
5.5% 2/1/18 (FGIC Insured)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/19 (MBIA Insured)	$ 1,250	$ 1,339
5.5% 4/1/17 (MBIA Insured)	2,600	2,727
5.6% 4/1/21 (MBIA Insured)	2,800	2,939
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,052
7% 5/15/22	5,000	5,410
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,717
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,088
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,468
6% 6/15/20	1,600	1,711
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	7,756
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,639
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (f)	2,580	2,806
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,542
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,669
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,024
0% 12/1/14 (FSA Insured)	5,180	3,546
0% 12/1/15 (FSA Insured)	3,810	2,480
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,029
0% 12/1/10 (FSA Insured)	3,380	2,814
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,625
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	$ 7,780	$ 6,320
0% 6/15/16 (FGIC Insured)	2,050	1,298
0% 6/15/17 (FGIC Insured)	3,240	1,951
0% 6/15/20 (FGIC Insured)	1,400	723
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,897
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,060
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,356
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	768
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	685
		195,521
Indiana - 5.1%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,205
5.5% 7/15/22 (Pre-Refunded to 7/15/14 @ 100) (f)	2,210	2,417
5.5% 7/15/23 (Pre-Refunded to 7/15/14 @ 100) (f)	1,000	1,093
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,540
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15 (FSA Insured)	1,805	1,902
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,207
5% 1/10/14 (FSA Insured)	1,180	1,242
5% 7/10/14 (FSA Insured)	1,215	1,282
5% 7/10/16 (FSA Insured)	1,180	1,230
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,473
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,725
5% 7/15/17 (MBIA Insured)	1,720	1,803
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	3,979
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
East Allen Woodlan School Bldg. Corp.: - continued
5% 1/15/12 (MBIA Insured)	$ 1,295	$ 1,357
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,796
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,222
5.5% 7/15/12 (FSA Insured)	1,280	1,380
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,845
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,082
5.25% 7/15/16 (FSA Insured)	2,095	2,247
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,154
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,236
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	866
0% 6/1/18 (AMBAC Insured)	1,740	999
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,814
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,167
Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,633
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,668
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,084
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,333
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,704
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,170
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,304
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,089
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,203
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,483
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Portage Township Multi-School Bldg. Corp.: - continued
5.25% 7/15/27 (MBIA Insured)	$ 1,310	$ 1,365
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)(d)	2,000	2,010
4.9%, tender 6/1/07 (d)	5,005	5,023
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,765
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,773
5% 7/15/17 (FGIC Insured)	2,000	2,073
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,537
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,053
		100,225
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,154
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,823
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,303
5.25% 12/1/11 (MBIA Insured)	1,805	1,864
Series II, 5.5% 11/1/19	1,000	1,074
5.5% 11/1/20	1,000	1,074
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,620
		10,758
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,691
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,390
		4,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.7%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$ 1,070	$ 1,145
5.25% 3/1/16 (FSA Insured)	1,290	1,382
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,046
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,294
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,332
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,009
		13,208
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	2,710	2,916
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	276
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,418
6.375% 8/1/15	2,460	2,650
6.375% 8/1/16	2,570	2,769
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,137
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,270
5.75% 6/15/13	3,000	3,193
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,246
Series 2005 C, 5.25% 9/1/23	6,300	6,670
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,131
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,889
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,283
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,563
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/14 (AMBAC Insured) (e)	$ 1,000	$ 1,041
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,177
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	5,250	5,393
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig. 5% 8/1/17 (MBIA Insured)	5,640	5,895
		62,070
Michigan - 3.1%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,078
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,579
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,097
5% 9/30/12 (MBIA Insured)	1,500	1,580
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,715
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,407
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,280
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	196
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,508
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	2,970
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,066
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,026
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,051
5.5% 3/1/17	1,885	1,981
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,124
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	$ 1,915	$ 2,027
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,563
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,088
Troy School District 5% 5/1/12 (MBIA Insured)	1,075	1,129
		60,675
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,288
5.625% 12/1/22	575	603
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,526
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,132
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,484
		12,033
Mississippi - 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,737
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,260
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,932
		6,929
Missouri - 0.6%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,026
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Proj.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,080
5% 9/1/16 (FSA Insured)	2,030	2,113
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	$ 2,315	$ 2,422
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,535
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,088
		12,374
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,295
Nevada - 1.1%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,561
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,143
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (f)	1,500	1,586
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (e)	5,735	5,792
Clark County School District:
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,072
Series F, 5.375% 6/15/11 (FSA Insured)	4,700	4,985
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,422
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,608
		21,169
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,249
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,338
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC Insured) (c)	1,690	1,703
		5,290
New Jersey - 2.8%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	$ 1,200	$ 1,249
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,063
5.25% 3/1/15	3,000	3,193
5.25% 3/1/23	1,500	1,575
5.25% 3/1/26	4,700	4,916
Series O:
5.25% 3/1/21 (MBIA Insured)	1,200	1,268
5.25% 3/1/25	4,200	4,396
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,692
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,341
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,817
5.75% 6/1/32	4,755	4,949
6.125% 6/1/24	6,400	6,846
6.375% 6/1/32	2,755	2,984
6.75% 6/1/39	3,735	4,149
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,150
		54,557
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,434
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,035
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,100
		5,569
New York - 9.8%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,157
5.75% 5/1/22 (FSA Insured)	2,240	2,402
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,203
5.75% 5/1/25 (FSA Insured)	1,715	1,882
5.75% 5/1/19 (FSA Insured)	5,590	6,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/22 (FSA Insured)	$ 8,525	$ 9,391
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,675
5% 6/1/11	1,075	1,111
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,050
5.25% 11/15/14	1,000	1,069
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,474
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,497
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,711
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,070
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	850	886
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,873
Series 2000 A, 6.5% 5/15/11	1,950	2,130
Series 2002 C, 5.5% 8/1/13	2,000	2,142
Series 2003 I, 5.75% 3/1/16	2,100	2,274
Series 2005 G, 5% 8/1/14	6,500	6,798
Series 2005 J, 5% 3/1/12	3,020	3,145
Series 2005 K, 5% 8/1/11	6,000	6,239
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series C, 5.75% 3/15/27 (FSA Insured)	390	418
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,053
Series J, 5.875% 2/15/19	10	10
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,828
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	1,810	1,816
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (f)	6,925	7,620
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,639
5.75% 7/1/13 (AMBAC Insured)	1,100	1,180
Series C, 7.5% 7/1/10	5,085	5,425
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	$ 9,000	$ 9,443
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	446
Series 2003 A, 5% 3/15/09	3,000	3,086
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,124
4.875% 6/15/20	2,200	2,244
5% 6/15/15	775	799
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,282
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	816
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,782
New York Transitional Fin. Auth. Rev.:
Series A, 5.75% 2/15/16	30	32
Series B, 5.25% 2/1/29 (b)	3,200	3,353
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	4,100	4,371
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,857
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,309
5.25% 6/1/22 (AMBAC Insured)	3,450	3,617
5.5% 6/1/14	3,200	3,325
5.5% 6/1/15	8,000	8,391
Series C1:
5.5% 6/1/14	3,900	4,052
5.5% 6/1/15	4,100	4,300
5.5% 6/1/16	1,600	1,692
5.5% 6/1/17	3,900	4,117
5.5% 6/1/18	5,165	5,488
5.5% 6/1/20	800	851
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
TSASC, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	$ 8,175	$ 8,682
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (f)	13,000	13,972
		194,478
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,435
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,242
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,564
		13,241
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,673
5.25% 6/1/20 (AMBAC Insured)	1,520	1,597
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,486
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	941
Series A:
5.5% 1/1/11	1,580	1,657
5.75% 1/1/26	1,000	1,052
Series B, 6.125% 1/1/09	2,120	2,215
Series C:
5.25% 1/1/10	2,630	2,715
5.5% 1/1/07	500	503
Series D:
5.375% 1/1/10	3,330	3,451
6% 1/1/09	2,430	2,486
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,592
		22,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 3,944
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,154
		5,098
Ohio - 0.6%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,151
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,139
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	3,000	3,210
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%, tender 7/1/06 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,325
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,052
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,611
		11,515
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	793
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,127
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,350	3,681
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,127
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,346
5.5% 10/1/20 (FGIC Insured)	1,550	1,674
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,235
		16,983
Oregon - 0.3%
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	$ 1,320	$ 1,356
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,621
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,080
		6,110
Pennsylvania - 2.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (e)	2,000	2,017
5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,288
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,344
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,404
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,490
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (MBIA Insured)	1,000	1,207
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,479
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,185
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,526
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,378
6.5% 11/1/16 (e)	1,100	1,187
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,280
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,469
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,318
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,702
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,047
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,546
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,189
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,207
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,713
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,436
		48,896
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,162
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (d)	1,000	1,001
		7,163
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,090
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,823
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,426
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,635
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,762
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	702
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,259
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,800	1,890
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,103
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A:
5.5% 1/1/14 (FGIC Insured)	$ 1,300	$ 1,412
5.5% 1/1/16 (FGIC Insured)	2,705	2,958
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,149
5% 6/1/17 (MBIA Insured)	2,035	2,136
		28,255
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,128
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,247
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,493
		6,868
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,171
5% 12/15/11	3,285	3,405
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,318
6.25% 1/1/13 (MBIA Insured)	1,700	1,895
7.25% 1/1/10 (MBIA Insured)	8,000	8,814
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,823
5% 9/1/11 (MBIA Insured)	1,835	1,910
5% 9/1/13 (MBIA Insured)	2,010	2,103
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,140
		27,579
Texas - 15.9%
Abilene Independent School District 5% 2/15/17	1,090	1,137
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,078
Arlington Independent School District 0% 2/15/07	1,570	1,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Cmnty. College District 5.5% 8/1/34	$ 1,900	$ 2,034
Austin Independent School District:
5.25% 8/1/11	3,515	3,711
5.7% 8/1/11	1,070	1,071
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,337
0% 11/15/12 (AMBAC Insured)	5,645	4,296
0% 5/15/17 (FGIC Insured)	1,900	1,150
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10 (MBIA Insured) (c)	1,735	1,797
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,452
5.375% 5/1/16 (FSA Insured)	1,425	1,511
5.375% 5/1/17 (FSA Insured)	1,490	1,576
Birdville Independent School District:
0% 2/15/12	4,150	3,262
5% 2/15/10	1,200	1,243
Boerne Independent School District 5.25% 2/1/35	1,300	1,348
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,600
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,216
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (f)	195	193
Clint Independent School District 5.5% 8/15/18	1,000	1,072
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,622
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,220
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,338
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,632
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,455
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,113
Del Valle Independent School District:
5% 2/1/15	2,015	2,109
5% 2/1/16	2,195	2,288
5.5% 2/1/10	1,275	1,341
5.5% 2/1/11	1,350	1,435
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
El Paso Independent School District 5% 8/15/15	$ 2,160	$ 2,278
Fort Worth Independent School District 5% 2/15/12	1,500	1,572
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,083
Gainesville Independent School District 5.25% 2/15/36	1,000	1,048
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,036
5.5% 2/15/12	2,180	2,293
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,225
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,468
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,908
Series A:
5% 10/1/08 (c)	3,775	3,865
5.25% 8/15/35 (FSA Insured)	4,600	4,763
0% 10/1/16 (MBIA Insured)	6,180	3,860
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,686
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,879
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,068
5.5% 3/1/18 (FGIC Insured)	1,140	1,211
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,341
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,083
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	258
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,056
0% 8/15/10 (AMBAC Insured)	2,200	1,855
0% 8/15/15	2,000	1,319
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,164
0% 12/1/11 (AMBAC Insured)	8,250	6,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Humble Independent School District:
0% 2/15/10	$ 2,320	$ 1,999
0% 2/15/16	1,250	807
0% 2/15/17	1,400	858
Katy Independent School District Series A, 0% 2/15/07	2,550	2,491
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	606
Series A, 0% 8/15/12	1,590	1,221
Klein Independent School District Series A:
5% 8/1/13	1,455	1,533
5% 8/1/14	5,110	5,387
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,335
Lamar Consolidated Independent School District 5.25% 2/15/14	305	311
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,299
5.25% 2/15/13 (FGIC Insured)	1,335	1,337
Lewisville Independent School District 0% 8/15/08	5,000	4,552
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	556
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,530
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (f)	5,475	5,972
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,673
5.5% 2/15/14	2,280	2,420
5.5% 2/15/15	2,270	2,431
5.5% 2/15/16	3,450	3,691
5.5% 2/15/18	1,000	1,058
5.5% 2/15/19	2,530	2,673
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,286
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)	2,700	2,700
5.375% 8/15/11	430	443
Midway Independent School District 0% 8/15/19	1,400	746
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	558
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Montgomery County Gen. Oblig. Series A: - continued
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	$ 3,480	$ 3,767
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,072
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,045
5.5% 8/15/26 (FGIC Insured)	1,225	1,316
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,203
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,769
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,131
5.5% 2/15/13	1,090	1,158
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,299
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	564
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,080
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,069
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	535
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,289
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,106
5.375% 2/15/18	1,370	1,450
5.625% 2/15/11	3,865	4,132
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,077
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,617
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,073
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,127
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (d)	7,300	7,263
5.375% 2/1/17	3,495	3,695
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,665
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,481
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev.: - continued
5.25% 2/1/14 (MBIA Insured)	$ 1,835	$ 1,959
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to 11/15/09 @ 100) (f)	1,000	1,062
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,243
5.625% 8/1/26	1,000	1,090
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,417
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,127
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,854
5.375% 2/1/18	1,400	1,474
Spring Independent School District 0% 2/15/07	5,900	5,763
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,277
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,087
5.375% 8/1/10 (e)	1,900	1,979
5% 8/1/09 (e)	5,000	5,003
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,375
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,035
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,367
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,096
5% 3/15/16 (FSA Insured)	4,565	4,764
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,856
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,769
Series B, 5.625% 7/15/21	2,010	2,108
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000	4,323
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Waxahachie Independent School District:
0% 8/15/14	$ 1,460	$ 1,014
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,082
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,570
White Settlement Independent School District 5.75% 8/15/34	1,250	1,342
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	37
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (f)	1,400	1,506
Ysleta Independent School District 0% 8/15/11	1,100	885
		314,711
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	384
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,335
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,844
		8,563
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,031
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,284
		4,315
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,688
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,860
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,389
5.85% 5/1/08 (e)	1,370	1,385
		7,322
Washington - 7.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,678
0% 6/1/24 (MBIA Insured)	1,525	629
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A: - continued
0% 6/1/29 (MBIA Insured)	$ 5,600	$ 1,763
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,029
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,385
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,699
5.25% 1/1/11 (FSA Insured)	1,715	1,802
5% 1/1/09 (MBIA Insured)	1,265	1,297
5% 1/1/10 (MBIA Insured)	2,000	2,068
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,130
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,589
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	483
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,249
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,382
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,137
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,276
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,042
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (f)	1,000	1,054
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,719
5.5% 1/1/17 (FSA Insured)	2,565	2,726
5.5% 1/1/18 (FSA Insured)	3,010	3,195
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,361
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,231
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	$ 1,705	$ 1,718
4.5% 12/1/09 (FGIC Insured)	855	868
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,104
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,108
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,119
0% 12/1/12 (FGIC Insured)	6,830	5,205
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,562
Series 2001 C, 5.25% 1/1/16	3,000	3,146
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,297
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,858
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,249
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,123
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,797
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,632
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,566
0% 7/1/10	16,000	13,525
0% 7/1/10	2,250	1,902
0% 7/1/12 (MBIA Insured)	4,000	3,072
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,503
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,362
5% 12/1/14 (FSA Insured)	3,245	3,415
		150,917
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	677
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	$ 2,200	$ 2,332
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,536
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,063
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,044
5.5% 3/1/19 (FSA Insured)	60	63
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured)	2,500	2,612
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,059
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	863
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,861
5.75% 8/15/12	1,760	1,885
6% 8/15/16	1,000	1,076
6.25% 8/15/22	1,600	1,732
		17,126
TOTAL MUNICIPAL BONDS (Cost $1,911,083)		1,914,805
Municipal Notes - 1.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - 1.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series DB 189, 4% (Liquidity Facility Deutsche Bank AG) (d)(g)	$ 5,805	$ 5,805
Illinois Health Facilities Auth. Rev. Participating VRDN Series PT 977, 4% (Liquidity Facility Svenska Handelsbanken AB) (d)(g)	21,315	21,315
TOTAL MUNICIPAL NOTES (Cost $27,114)		27,120
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,938,197)		1,941,925
NET OTHER ASSETS - 1.8%		35,114
NET ASSETS - 100%		$ 1,977,039
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ (81)
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	(35)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	32
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(32)
		$ 56,000	$ (116)
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.3%
Electric Utilities	11.1%
Escrowed/Pre-Refunded	10.2%
Transportation	10.2%
Health Care	7.8%
Special Tax	6.2%
Others* (individually less than 5%)	15.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,938,197)		$ 1,941,925
Cash		774
Receivable for investments sold		20,748
Receivable for fund shares sold		1,070
Interest receivable		26,603
Prepaid expenses		4
Other receivables		322
Total assets		1,991,446

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,406
Payable for fund shares redeemed	2,070
Distributions payable	1,918
Swap agreements, at value	116
Accrued management fee	514
Distribution fees payable	2
Other affiliated payables	345
Other payables and accrued expenses	36
Total liabilities		14,407

Net Assets		$ 1,977,039
Net Assets consist of:
Paid in capital		$ 1,972,992
Undistributed net investment income		346
Accumulated undistributed net realized gain (loss) on investments		89
Net unrealized appreciation (depreciation) on investments		3,612
Net Assets		$ 1,977,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415 ÷ 42.33 shares)	$ 9.80

Maximum offering price per share (100/95.25 of $9.80)	$ 10.29
Class T: Net Asset Value and redemption price per share ($2,773 ÷ 283.05 shares)	$ 9.80

Maximum offering price per share (100/96.50 of $9.80)	$ 10.16
Class B: Net Asset Value and offering price per share ($227 ÷ 23.16 shares) A	$ 9.80

Class C: Net Asset Value and offering price per share ($1,120 ÷ 114.30 shares) A	$ 9.80

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,971,424 ÷ 201,278.68 shares)	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,080 ÷ 110.20 shares)	$ 9.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 41,739
Income from affiliated Central Funds		71
Total income		41,810

Expenses
Management fee	$ 3,085
Transfer agent fees	847
Distribution fees	7
Accounting fees and expenses	174
Independent trustees' compensation	4
Custodian fees and expenses	15
Registration fees	71
Audit	31
Legal	2
Miscellaneous	6
Total expenses before reductions	4,242
Expense reductions	(1,028)	3,214
Net investment income		38,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	135
Futures contracts	114
Total net realized gain (loss)		249
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,209)
Swap agreements	(116)
Total change in net unrealized appreciation (depreciation)		(35,325)
Net gain (loss)		(35,076)
Net increase (decrease) in net assets resulting from operations		$ 3,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,596	$ 71,910
Net realized gain (loss)	249	8,840
Change in net unrealized appreciation (depreciation)	(35,325)	(34,596)
Net increase (decrease) in net assets resulting from operations	3,520	46,154
Distributions to shareholders from net investment income	(38,557)	(71,790)
Distributions to shareholders from net realized gain	-	(9,634)
Total distributions	(38,557)	(81,424)
Share transactions - net increase (decrease)	69,958	164,345
Redemption fees	12	16
Total increase (decrease) in net assets	34,933	129,091

Net Assets
Beginning of period	1,942,106	1,813,015
End of period (including undistributed net investment income of $346 and undistributed net investment income of $308, respectively)	$ 1,977,039	$ 1,942,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.182	.060
Net realized and unrealized gain (loss)	(.169)	.051
Total from investment operations	.013	.111
Distributions from net investment income	(.183)	(.061)
Distributions from net realized gain	-	(.040)
Total distributions	(.183)	(.101)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	.12%	1.12%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.61% A
Expenses net of fee waivers, if any	.62% A	.61% A
Expenses net of all reductions	.48% A	.60% A
Net investment income	3.76% A	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.178	.050
Net realized and unrealized gain (loss)	(.169)	.059
Total from investment operations	.009	.109
Distributions from net investment income	(.179)	(.059)
Distributions from net realized gain	-	(.040)
Total distributions	(.179)	(.099)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	.09%	1.10%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.78%A
Expenses net of fee waivers, if any	.68%A	.78%A
Expenses net of all reductions	.58%A	.76%A
Net investment income	3.66%A	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,773	$ 411
Portfolio turnover rate	27%A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.146	.047
Net realized and unrealized gain (loss)	(.169)	.051
Total from investment operations	(.023)	.098
Distributions from net investment income	(.147)	(.048)
Distributions from net realized gain	-	(.040)
Total distributions	(.147)	(.088)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	(.23)%	.99%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.37% A
Expenses net of fee waivers, if any	1.33% A	1.37% A
Expenses net of all reductions	1.23% A	1.35% A
Net investment income	3.00% A	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 227	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.141	.046
Net realized and unrealized gain (loss)	(.170)	.051
Total from investment operations	(.029)	.097
Distributions from net investment income	(.141)	(.047)
Distributions from net realized gain	-	(.040)
Total distributions	(.141)	(.087)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C, D	(.29) %	.98%
Ratios to Average Net Assets G
Expenses before reductions	1.43% A	1.47% A
Expenses net of fee waivers, if any	1.43% A	1.47% A
Expenses net of all reductions	1.33% A	1.45% A
Net investment income	2.90% A	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,120	$ 101
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78
Income from Investment Operations
Net investment income D	.192	.385	.395	.410	.427	.456
Net realized and unrealized gain (loss)	(.180)	(.131)	(.022)	.120	.444	.073
Total from investment operations	.012	.254	.373	.530	.871	.529
Distributions from net investment income	(.192)	(.384)	(.395)	(.410)	(.431)	(.459)
Distributions from net realized gain	-	(.050)	(.038)	(.140)	(.060)	-
Total distributions	(.192)	(.434)	(.433)	(.550)	(.491)	(.459)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 9.79	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Total Return B, C	.11%	2.56%	3.74%	5.30%	9.02%	5.48%
Ratios to Average Net Assets E
Expenses before reductions	.43% A	.43%	.43%	.44%	.45%	.46%
Expenses net of fee waivers, if any	.43% A	.42%	.43%	.44%	.45%	.46%
Expenses net of all reductions	.32% A	.36%	.42%	.43%	.42%	.39%
Net investment income	3.91% A	3.82%	3.89%	4.00%	4.24%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 1,971	$ 1,941	$ 1,813	$ 1,798	$ 1,758	$ 1,487
Portfolio turnover rate	27% A	24%	26%	31%	31%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.189	.061
Net realized and unrealized gain (loss)	(.167)	.052
Total from investment operations	.022	.113
Distributions from net investment income	(.192)	(.063)
Distributions from net realized gain	-	(.040)
Total distributions	(.192)	(.103)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.80	$ 9.97
Total Return B, C	.22%	1.14%
Ratios to Average Net Assets F
Expenses before reductions	.42% A	.48% A
Expenses net of fee waivers, if any	.42% A	.48% A
Expenses net of all reductions	.32% A	.47% A
Net investment income	3.91% A	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,080	$ 179
Portfolio turnover rate	27% A	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,756,616
Unrealized depreciation	(21,651,965)
Net unrealized appreciation (depreciation)	$ 4,104,651
Cost for federal income tax purposes	$ 1,937,820,735

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,168,148 and $260,287,091 respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund's average net assets plus an income based fee of 5% of the fund's gross income throughout the month. For the period, the Fund's total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 170	$ 75
Class T	0%	.25%	2,547	128
Class B	.65%	.25%	708	636
Class C	.75%	.25%	3,259	3,044
			$ 6,684	$ 3,883

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 775
Class T	750
$ 1,525

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 147	.13*
Class T	838	.08*
Class B	62	.08*
Class C	250	.08*
Intermediate Municipal Income	845,527	.09*
Institutional Class	267	.08*
	$ 847,091

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,926 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $14,375.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15,318 and $174,422, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 146
Class T	838
Class B	61
Class C	250
Intermediate Municipal Income	822,813
Institutional Class	267
$ 824,375

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Class A	$ 4,123	$ 616
Class T	36,623	768
Class B	2,328	487
Class C	9,234	470
Intermediate Municipal Income	38,490,972	71,787,077
Institutional Class	13,339	935
Total	$ 38,556,619	$ 71,790,353

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net realized gain
Class A	$ -	$ 403
Class T	-	403
Class B	-	403
Class C	-	403
Intermediate Municipal Income	-	9,631,579
Institutional Class	-	712
Total	$ -	$ 9,633,903

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to
December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	31,805	10,040	$ 314,563	$ 100,000
Reinvestment of distributions	382	102	3,770	1,019
Shares redeemed	-	-	-	-
Net increase (decrease)	32,187	10,142	$ 318,333	$ 101,019
Class T
Shares sold	238,892	41,122	$ 2,373,697	$ 409,515
Reinvestment of distributions	3,260	107	32,181	1,069
Shares redeemed	(335)	-	(3,300)	-
Net increase (decrease)	241,817	41,229	$ 2,402,578	$ 410,584
Class B
Shares sold	12,796	10,040	$ 126,731	$ 100,000
Reinvestment of distributions	233	88	2,297	889
Shares redeemed	-	-	-	-
Net increase (decrease)	13,029	10,128	$ 129,028	$ 100,889
Class C
Shares sold	103,449	10,040	$ 1,027,718	$ 100,000
Reinvestment of distributions	720	88	7,111	873
Shares redeemed	-	-	-	-
Net increase (decrease)	104,169	10,128	$ 1,034,829	$ 100,873

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005
Intermediate Municipal Income
Shares sold	31,214,267	54,794,604	$ 309,409,658	$ 551,450,776
Reinvestment of distributions	2,716,543	5,717,994	26,853,341	57,458,478
Shares redeemed	(27,414,588)	(44,359,637)	(271,106,519)	(445,457,502)
Net increase (decrease)	6,516,222	16,152,961	$ 65,156,480	$ 163,451,752
Institutional Class
Shares sold	101,148	17,756	$ 1,003,584	$ 177,000
Reinvestment of distributions	1,087	166	10,740	1,647
Shares redeemed	(9,960)	-	(98,239)	-
Net increase (decrease)	92,275	17,922	$ 916,085	$ 178,647

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Intermediate Municipal Income (retail class), as well as the fund's relative investment performance for Fidelity Intermediate Municipal Income (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The return of Fidelity Intermediate Municipal Income (retail class) represents the performance of a class with the lowest 12b-1 fee (not necessarily with the lowest total expenses). (The Advisor classes of the fund, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Fidelity Intermediate Municipal Income (retail class).

Semiannual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-USAN-0806
1.820146.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 18, 2006